UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:

Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808	Kathleen H. Moriarty, Esq. Arnold & Porter Kaye Scholer LLP 250 West 55th Street New York, New York 10019

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1.  Reports to Shareholders.

Copyright © 2017 by The Hartford. Classification: Internally Controlled. All rights reserved.

No part of this document may be used, reproduced, published or posted without the permission of The Hartford.

HARTFORDFUNDS

Our benchmark is the investor.®

Multifactor ETFs

Semi-Annual Report

March 31, 2017

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford Multifactor ETFs. We are pleased to present you with the Semiannual Report, which covers the period from October 1, 2016 through March 31, 2017.

Market Review

With the exception of a brief dip ahead of the US presidential election in November, stocks, as measured by the S&P 500 Index,1 kept an upward trajectory during the six months ended March 31, 2017. That positive momentum helped push the Index to a nearly 12% gain for 2016, and started 2017 off with a 6% return through March 31.

The primary driver of market progress during the period was the outcome of the presidential election. Markets viewed the incoming Trump administration as a positive for businesses and investors, and that optimism carried through past the inauguration. That optimism also combined with positive job reports and a growing domestic economy, which has been the basis of the US Federal Reserve’s continued interest-rate hike cycle that began in December 2015. At the time of this writing, expectations were for a continued gradual rate-hike pace, which helps markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Uncertainty surrounding potential policy changes by the Trump administration, European elections, and Britain’s “Brexit” undertaking to leave the European Union could all influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Multifactor ETFs. For the most up-to-date information on our Multifactor ETF suite, please take advantage of all the resources available at hartfordfunds.com/ETF.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Multifactor ETFs

Hartford Multifactor Developed Markets (ex-US) ETF inception 02/25/2015

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Average Annual Total Returns (as of 3/31/17)

	6 Months[1]	1 Year	Since Inception[2]
Multifactor Developed Markets (ex-US) ETF (NAV Return)	4.83%	9.19%	3.47%
Multifactor Developed Markets (ex-US) ETF (Market Price Return)	4.72%	9.60%	3.70%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	5.02%	9.44%	3.77%

[1]	Not Annualized
[2]	Inception: 2/25/2015

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Hartford Multifactor ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index (formerly known as Lattice Risk-Optimized Developed Markets (ex-US) Strategy Index) is

calculated by Solactive AG and represents the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated February 1, 2017, the total annual fund operating expense ratio was 0.39%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2017.

2

Hartford Multifactor Developed Markets (ex-US) ETF

Fund Summary

March 31, 2017 (Unaudited)

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Diversification does not eliminate the risk of experiencing investment losses. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Country

as of March 31, 2017

Country	Percentage of Net Assets
Australia	6.7%
Austria	0.7
Belgium	0.9
Bermuda	0.1
Canada	11.7
China	0.5
Denmark	1.7
Finland	0.5
France	6.4
Germany	7.3
Hong Kong	5.4
Ireland	1.1
Israel	2.4
Italy	2.7
Japan	19.5
Jersey	0.1
Luxembourg	0.6
Malta	0.1
Netherlands	3.6
New Zealand	2.1
Norway	0.4
Portugal	0.2
Russia	0.0
Singapore	3.1
South Africa	0.1
Spain	2.2
Sweden	1.5
Switzerland	7.4
United Kingdom	9.5
United States	1.0
Short-Term Investments	1.2
Other Assets & Liabilities	(0.7)

Total	100.0%

Composition by Sector

as of March 31, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.9%
Consumer Staples	10.2
Energy	4.1
Financials	20.0
Health Care	12.2
Industrials	13.2
Information Technology	5.4
Materials	6.1
Real Estate	5.5
Telecommunication Services	5.9
Utilities	5.0

Total	99.5%

Short-Term Investments	1.2
Other Assets & Liabilities	(0.7)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

3

Hartford Multifactor Emerging Markets ETF inception 02/25/2015

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Average Annual Total Returns (as of 3/31/17)

	6 Months[1]	1 Year	Since Inception[2]
Multifactor Emerging Markets ETF (NAV Return)	4.79%	8.45%	-3.20%
Multifactor Emerging Markets ETF (Market Price Return)	3.94%	9.41%	-2.83%
Hartford Risk-Optimized Multifactor Emerging Markets Index	5.14%	9.37%	-2.44%

[1]	Not Annualized
[2]	Inception: 2/25/2015

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Hartford Multifactor ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor Emerging Markets Index (formerly known as Lattice Risk-Optimized Advancing Markets Strategy Index) is calculated by Solactive AG and is designed to balance risks and opportunities within equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated February 1, 2017, the total annual fund operating expense ratio was 0.59%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2017.

4

Hartford Multifactor Emerging Markets ETF

Fund Summary

March 31, 2017 (Unaudited)

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. These risks are generally greater for investments in emerging markets. Diversification does not eliminate the risk of experiencing investment losses. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Country

as of March 31, 2017

Country	Percentage of Net Assets
Brazil	4.5%
Chile	5.0
China	7.0
Colombia	3.4
Hong Kong	0.1
India	6.0
Indonesia	7.1
Malaysia	7.6
Mexico	4.9
Philippines	6.6
Poland	5.5
Russia	3.0
South Africa	6.0
South Korea	9.0
Taiwan	10.3
Thailand	8.7
Turkey	5.0
Short-Term Investments	2.2
Other Assets & Liabilities	(1.9)

Total	100.0%

Composition by Sector

as of March 31, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.9%
Consumer Staples	11.5
Energy	9.5
Financials	31.0
Health Care	2.2
Industrials	6.6
Information Technology	10.9
Materials	6.2
Real Estate	3.3
Telecommunication Services	7.3
Utilities	4.3

Total	99.7%

Short-Term Investments	2.2
Other Assets & Liabilities	(1.9)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

5

Hartford Multifactor Global Small Cap ETF inception 03/23/2015

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Average Annual Total Returns (as of 3/31/17)

	6 Months[1]	1 Year	Since Inception[2]
Multifactor Global Small Cap ETF (NAV Return)	9.56%	17.33%	7.30%
Multifactor Global Small Cap ETF (Market Price Return)	9.32%	17.86%	7.48%
Hartford Risk-Optimized Multifactor Global Small Cap Index	9.72%	17.83%	7.92%

[1]	Not Annualized
[2]	Inception: 3/23/2015

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Hartford Multifactor ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor Global Small Cap Index (formerly known as Lattice Risk-Optimized Global Small Cap Strategy Index) is calculated by Solactive AG and designed to address risks and opportunities within the global small cap universe by selecting equity securities of companies exhibiting a favorable combination of factor characteristics, including valuation, momentum, and quality.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated February 1, 2017, the total annual fund operating expense ratio was 0.56%. Actual expenses may be higher. Expenses shown include acquired fund fees and expenses incurred by investing in the securities of investment vehicles. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2017.

6

Hartford Multifactor Global Small Cap ETF

Fund Summary

March 31, 2017 (Unaudited)

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. These risks are generally greater for investments in emerging markets. Small cap securities can have greater risk and volatility than large-cap securities. Diversification does not eliminate the risk of experiencing investment losses. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Country

as of March 31, 2017

Country	Percentage of Net Assets
Australia	4.7%
Belgium	0.5
Bermuda	0.9
Brazil	1.8
Canada	6.2
China	9.2
Denmark	0.7
France	1.0
Georgia	0.5
Germany	0.7
Hong Kong	1.7
Israel	0.7
Italy	0.6
Japan	11.1
Luxembourg	0.3
Netherlands	0.6
New Zealand	0.5
Norway	0.2
Portugal	0.0
Puerto Rico	0.4
Singapore	0.9
South Africa	1.9
South Korea	4.6
Spain	0.5
Sweden	0.4
Switzerland	0.9
Taiwan	3.3
Thailand	0.5
United Kingdom	4.0
United States	40.3
Short-Term Investments	3.5
Other Assets & Liabilities	(3.1)

Total	100.0%

Composition by Sector

as of March 31, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.3%
Consumer Staples	5.9
Energy	5.4
Financials	11.6
Health Care	11.6
Industrials	15.3
Information Technology	15.3
Materials	6.5
Real Estate	9.0
Telecommunication Services	1.7
Utilities	1.0

Total	99.6%

Short-Term Investments	3.5
Other Assets & Liabilities	(3.1)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

7

Hartford Multifactor REIT ETF inception 10/03/2016

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Cumulative Total Returns (as of 3/31/17)

Since Inception[1]
Multifactor REIT ETF (NAV Return)	3.93%
Multifactor REIT ETF (Market Price Return)	3.93%
Hartford Risk-Optimized Multifactor REIT Index	4.23%

[1]	Inception: 10/03/2016. Cumulative returns not annualized.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Hartford Multifactor ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor REIT Index (formerly known as Lattice Risk-Optimized Real Estate Strategy Index) is calculated by Solactive AG and designed to capture the income and growth potential of investing within the U.S. REIT universe. The Strategy selects equity securities of REITs exhibiting a favorable combination of factor characteristics, including quality, momentum, and value.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated February 1, 2017, the total annual fund operating expense ratio was 0.45%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2017.

8

Hartford Multifactor REIT ETF

Fund Summary

March 31, 2017 (Unaudited)

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. A concentration in real estate securities, such as REITs, may subject the Fund to risks associated with the direct ownership of real estate as well as the risks related to the way real estate companies are organized and operated. Real estate is sensitive to changes in interest rates and general and local economic conditions and developments. The fund is non-diversified, so it may be more exposed to the risks associated with single issuers than a diversified fund. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Sector

as of March 31, 2017

Sector	Percentage of Net Assets
Equity Securities
Real Estate	99.4%
Other Assets & Liabilities	0.6

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

9

Hartford Multifactor US Equity ETF inception 02/25/2015

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Average Annual Total Returns (as of 3/31/17)

	6 Months[1]	1 Year	Since Inception[2]
Multifactor US Equity ETF (NAV Return)	10.77%	15.29%	5.44%
Multifactor US Equity ETF (Market Price Return)	10.72%	15.33%	5.44%
Hartford Risk-Optimized Multifactor US Equity Index	10.85%	15.65%	5.62%

[1]	Not Annualized
[2]	Inception: 2/25/2015

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Hartford Multifactor ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor US Equity Index (formerly known as Lattice Risk-Optimized US Equity Strategy Index) is calculated by Solactive AG and seeks to improve returns through a market cycle relative to traditional cap-weighted U.S. equity market indices and active U.S. equity market strategies.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated February 1, 2017, the total annual fund operating expense ratio was 0.29%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2017.

10

Hartford Multifactor US Equity ETF

Fund Summary

March 31, 2017 (Unaudited)

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Diversification does not eliminate the risk of experiencing investment losses. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Sector

as of March 31, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.6%
Consumer Staples	6.9
Energy	6.8
Financials	17.4
Health Care	15.5
Industrials	10.2
Information Technology	19.3
Materials	5.5
Real Estate	3.0
Telecommunication Services	2.1
Utilities	2.6

Total	99.9%

Short-Term Investments	1.0
Other Assets & Liabilities	(0.9)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

11

Multifactor ETFs

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2016 through March 31, 2017.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including expenses of the independent trustees and their counsel, extraordinary expenses and interest expense). Expenses are equal to a Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Hartford Multifactor Developed Markets (ex-US) ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses paid during the period October 1, 2016 through March 31, 2017	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses paid during the period October 1, 2016 through March 31, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,048.30	$2.25	$1,000.00	$1,022.74	$2.22	0.44%	182	365

Hartford Multifactor Emerging Markets ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses paid during the period October 1, 2016 through March 31, 2017	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses paid during the period October 1, 2016 through March 31, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,047.90	$3.17	$1,000.00	$1,021.84	$3.13	0.62%	182	365

12

Multifactor ETFs

Expense Examples (Unaudited) – (continued)

Hartford Multifactor Global Small Cap ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses paid during the period October 1, 2016 through March 31, 2017	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses paid during the period October 1, 2016 through March 31, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,095.60	$2.98	$1,000.00	$1,022.09	$2.87	0.57%	182	365

Hartford Multifactor REIT ETF(1)

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 4, 2016	Ending Account Value March 31, 2017	Expenses paid during the period October 4, 2016 through March 31, 2017	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses paid during the period October 1, 2016 through March 31, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1039.30	$2.25	$1,000.00	$1,022.69	$2.27	0.45%	182	365

(1)	Commenced operations on October 4, 2016.

Hartford Multifactor US Equity ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses paid during the period October 1, 2016 through March 31, 2017	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses paid during the period October 1, 2016 through March 31, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,107.70	$1.68	$1,000.00	$1,023.34	$1.61	0.32%	182	365

13

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Australia - 6.7%
16,238	Adelaide Brighton Ltd.(1)	$70,359
8,442	AGL Energy Ltd.	169,822
16,049	Amcor Ltd.	184,379
11,645	Ansell Ltd.	213,823
18,209	AusNet Services	23,406
5,102	Australia & New Zealand Banking Group Ltd.	123,845
7,937	BlueScope Steel Ltd.	74,231
8,213	Brambles Ltd.	58,580
12,684	Caltex Australia Ltd.	285,345
9,650	CIMIC Group Ltd.	264,499
16,954	Coca-Cola Amatil Ltd.	139,939
1,413	Cochlear Ltd.	145,765
410	Commonwealth Bank of Australia	26,870
1,584	CSL Ltd.	151,443
16,353	Dexus Property Group REIT	121,880
1,763	Flight Centre Travel Group Ltd.(1)	38,841
25,646	GPT Group REIT	100,755
15,638	Insurance Australia Group Ltd.(1)	72,173
1,107	Macquarie Group Ltd.	76,172
46,180	Mirvac Group REIT	77,150
420	National Australia Bank Ltd.	10,682
2,733	Newcrest Mining Ltd.	46,430
28,594	Orora Ltd.	64,566
41,241	Qantas Airways Ltd.	122,382
4,789	QBE Insurance Group Ltd.	47,091
36,189	Scentre Group REIT	118,433
10,495	Sonic Healthcare Ltd.	177,095
22,094	Stockland REIT	78,205
4,373	Suncorp Group Ltd.	44,068
32,330	Tabcorp Holdings Ltd.(1)	117,149
73,251	Telstra Corp. Ltd.	260,399
20,944	Vicinity Centres REIT	45,215
5,189	Wesfarmers Ltd.	178,406
8,862	Westfield Corp. REIT(1)	60,032
7,010	Woolworths Ltd.(1)	141,711

		3,931,141

	Austria - 0.7%
5,167	Buwog AG*	130,698
396	Lenzing AG	66,771
896	Oesterreichische Post AG	35,784
25,227	UNIQA Insurance Group AG	196,399

		429,652

	Belgium - 0.9%
318	Ackermans & van Haaren N.V.	50,099
4,685	bpost S.A.	110,314
2,608	Colruyt S.A.	128,367
1,335	Elia System Operator S.A.	70,593
237	KBC Group N.V.	15,764
3,277	Proximus S.A.	103,097
328	Sofina S.A.	45,571

		523,805

	Bermuda - 0.1%
2,069	Hiscox Ltd.	28,304

	Canada - 11.7%
1,257	Agnico Eagle Mines Ltd.	53,177
2,822	Agrium, Inc.	268,562
3,667	Alimentation Couche-Tard, Inc. Class B(1)	165,196
783	AltaGas Ltd.(1)	18,083

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Canada - 11.7% - (continued)
5,483	Bank of Montreal(1)	$408,373
3,918	Bank of Nova Scotia	228,561
5,384	BCE, Inc.	237,701
3,714	Canadian Apartment Properties REIT	92,735
2,641	Canadian Imperial Bank of Commerce(1)	227,079
877	Canadian Tire Corp. Ltd. Class A(1)	103,887
874	CCL Industries, Inc. Class B(1)	190,142
6,083	CGI Group, Inc. Class A*	290,638
732	Emera, Inc.	25,786
1,080	Enbridge, Inc.	45,114
505	Fairfax Financial Holdings Ltd.(1)	229,165
362	First Capital Realty, Inc.(1)	5,437
220	Fortis, Inc.	7,270
818	Franco-Nevada Corp.(1)	53,435
1,559	Genworth MI Canada, Inc.(1)	42,983
2,016	George Weston Ltd.	175,396
8,730	Great-West Lifeco, Inc.(1)	241,218
563	H&R REIT	9,739
9,348	Husky Energy, Inc.*(1)	105,210
19,711	Hydro One Ltd.(1)(2)	358,409
2,298	Imperial Oil Ltd.(1)	69,820
3,164	Industrial Alliance Insurance & Financial Services, Inc.	136,723
1,191	Intact Financial Corp.	84,463
2,498	Loblaw Cos. Ltd.	135,160
3,699	Magna International, Inc.	159,176
11,805	Manulife Financial Corp.	208,810
1,748	Metro, Inc.	53,542
2,241	National Bank of Canada(1)	93,831
1,304	Open Text Corp.(1)	44,195
1,769	Pembina Pipeline Corp.	55,896
2,055	Peyto Exploration & Development Corp.(1)	42,143
5,987	Potash Corp. of Saskatchewan, Inc.(1)	101,994
5,910	Power Corp. of Canada	138,438
8,358	Power Financial Corp.	220,411
360	RioCan REIT	7,072
388	Ritchie Bros Auctioneers, Inc.(1)	12,734
4,861	Rogers Communications, Inc. Class B	214,319
4,606	Royal Bank of Canada(1)	334,627
2,095	Saputo, Inc.	72,088
2,729	Shaw Communications, Inc. Class B(1)	56,415
1,464	Smart REIT	35,863
808	SNC-Lavalin Group, Inc.	31,614
9,148	Sun Life Financial, Inc.	333,091
3,505	Suncor Energy, Inc.(1)	107,306
5,617	TELUS Corp.	181,821
697	Toromont Industries Ltd.	24,318
3,264	Toronto-Dominion Bank	163,023
2,218	TransCanada Corp.(1)	102,065

		6,804,254

	China - 0.5%
278,150	Dali Foods Group Co. Ltd.(2)	160,702
157,958	Yangzijiang Shipbuilding Holdings Ltd.	127,741

		288,443

	Denmark - 1.7%
1,141	Coloplast A/S B Shares(1)	89,357
7,974	DONG Energy AS(2)	308,397
804	GN Store Nord AS(1)	18,837
1,229	H. Lundbeck A/S	57,166

The accompanying notes are an integral part of these financial statements.

14

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Denmark - 1.7% - (continued)
4,784	ISS A/S	$181,445
670	Nets A/S*(2)	10,841
3,020	Novo Nordisk A/S Class B	104,029
175	Pandora A/S	19,431
343	Rockwool International A/S B Shares	61,025
1,322	Topdanmark A/S*	33,617
6,178	William Demant Holding A/S*(1)	129,465

		1,013,610

	Finland - 0.5%
4,765	Neste Oyj	186,324
1,796	Orion Oyj Class B(1)	93,875

		280,199

	France - 6.4%
115	Aeroports de Paris	14,249
114	Air Liquide S.A.	13,059
1,246	Airbus SE	95,059
3,159	Amundi S.A.(1)(2)	186,876
689	Atos SE	85,446
2,845	AXA S.A.	73,805
1,201	BioMerieux	203,791
6,356	Bouygues S.A.	259,380
740	Christian Dior SE	172,381
2,528	Cie Generale des Etablissements Michelin	307,830
16,144	CNP Assurances	329,451
3,536	Elior Group(1)(2)	80,423
255	Essilor International S.A.	31,065
1,415	Euler Hermes Group	130,365
763	Gecina S.A. REIT	103,804
139	Hermes International	66,023
1,927	Ipsen S.A.	193,241
2,511	Orange S.A.	39,116
1,747	Rubis SCA	171,659
534	Safran S.A.	39,997
5,854	SCOR SE	221,832
735	Societe BIC S.A.	91,819
1,138	Sodexo S.A.	134,190
1,635	Suez Environnement Co.	25,890
2,009	Thales S.A.	194,803
2,995	Total S.A.	151,885
9,952	Worldline S.A.*(2)	310,809

		3,728,248

	Germany - 7.3%
86	adidas AG	16,400
1,460	Allianz SE	271,162
93,022	Aroundtown Property Holdings plc	437,763
406	Aurubis AG(1)	27,279
856	BASF SE	85,071
1,826	Carl Zeiss Meditec AG	78,081
15,836	Celesio AG	435,630
3,626	Covestro AG(2)	279,850
4,878	Deutsche Lufthansa AG	79,302
1,305	Deutsche Post AG	44,811
3,008	Deutsche Telekom AG	52,843
1,229	Deutsche Wohnen AG	40,571
644	DMG Mori AG	31,564
4,742	Evonik Industries AG	155,020
145	Fielmann AG(1)	11,234
978	Fresenius Medical Care AG & Co. KGaA	82,688
1,334	Fresenius SE & Co. KGaA	107,479

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Germany - 7.3% - (continued)
1,977	Hannover Rueck SE	$228,683
1,757	Hella KGaA Hueck & Co.	78,034
228	HOCHTIEF AG(1)	37,786
1,407	Innogy SE*(2)	53,249
1,941	K+S AG(1)	45,236
383	Krones AG(1)	43,073
284	Linde AG	47,416
597	MAN SE	61,700
1,990	Merck KGaA	227,314
1,945	METRO AG	62,367
1,772	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	347,587
1,053	OSRAM Licht AG	66,166
20,142	Schaeffler AG (Preference Shares)	355,026
729	Suedzucker AG	18,339
7,135	Talanx AG*	252,251
22,191	Telefonica Deutschland Holding AG(1)	110,365

		4,271,340

	Hong Kong - 5.4%
2,945	BOC Hong Kong Holdings Ltd.	12,032
655,688	Champion REIT	401,605
32,720	Chow Tai Fook Jewellery Group Ltd.	31,787
6,980	CLP Holdings Ltd.	72,975
50,733	Dairy Farm International Holdings Ltd.	460,656
3,810	Hang Seng Bank Ltd.	77,264
267,609	HK Electric Investments & HK Electric Investments Ltd. UNIT(2)	246,552
184,917	HKT Trust & HKT Ltd. UNIT	238,418
47,984	Hongkong Land Holdings Ltd.	368,997
1,726	Jardine Matheson Holdings Ltd.	110,895
4,885	Jardine Strategic Holdings Ltd.	205,170
61,188	Link REIT	428,706
111,575	PCCW Ltd.	65,755
20,435	VTech Holdings Ltd.	244,279
95,792	WH Group Ltd.(2)	82,585
4,761	Wheelock & Co., Ltd.	37,646
19,611	Yue Yuen Industrial Holdings Ltd.	77,091

		3,162,413

	Ireland - 1.1%
570	DCC plc	50,071
4,377	ICON plc*(1)	348,935
1,354	Kerry Group plc Class A	106,730
1,506	Ryanair Holdings plc ADR*	124,968

		630,704

	Israel - 2.4%
6,634	Bank Hapoalim BM	40,346
27,285	Bank Leumi Le-Israel BM*	120,248
137,904	Bezeq The Israeli Telecommunication Corp. Ltd.	247,281
1,075	Elbit Systems Ltd.	122,764
13,975	Israel Discount Bank Ltd. Class A*	32,758
1,600,461	Isramco Negev 2 L.P.	279,491
19,440	Mizrahi Tefahot Bank Ltd.	328,989
1,782	Taro Pharmaceutical Industries Ltd.*(1)	207,817
1,281	Teva Pharmaceutical Industries Ltd.	42,024

		1,421,718

	Italy - 2.7%
2,655	Assicurazioni Generali S.p.A.	42,311
1,643	DiaSorin S.p.A.	111,235

The accompanying notes are an integral part of these financial statements.

15

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Italy - 2.7% - (continued)
7,762	Enel S.p.A.	$36,644
1,213	Eni S.p.A.	19,915
2,845	Ferrari N.V.	212,240
32,522	Hera S.p.A.	90,716
5,183	Italgas S.p.A.*	22,795
93,345	Parmalat S.p.A.	306,101
18,484	Poste Italiane S.p.A.(2)	123,560
69,414	PRADA S.p.A.	291,625
5,533	Recordati S.p.A.	188,009
20,782	Snam S.p.A.	90,110
28,074	UnipolSai S.p.A.(1)	62,095

		1,597,356

	Japan - 19.5%
405	ABC-Mart, Inc.	23,661
5	Advance Residence Investment Corp. REIT	13,663
15,259	Aeon Co., Ltd.	222,524
1,387	Aisin Seiki Co., Ltd.	68,087
678	Ajinomoto Co., Inc.	13,365
2,682	Alfresa Holdings Corp.	46,429
9,417	ANA Holdings, Inc.	28,717
1,358	Aoyama Trading Co., Ltd.	46,554
47,887	Aozora Bank Ltd.(1)	176,197
200	Asahi Group Holdings Ltd.	7,553
23,094	Asahi Kasei Corp.	223,831
12,165	Astellas Pharma, Inc.	160,046
1,800	Azbil Corp.(1)	60,415
3,959	Bandai Namco Holdings, Inc.	118,312
2,087	Benesse Holdings, Inc.(1)	65,178
6,297	Bic Camera, Inc.(1)	57,811
4,093	Bridgestone Corp.	165,402
3,785	Brother Industries Ltd.	78,974
7,297	Canon Marketing Japan, Inc.	144,984
8,503	Canon, Inc.	264,865
1,367	Chubu Electric Power Co., Inc.	18,291
10,064	Citizen Watch Co., Ltd.	64,486
560	COMSYS Holdings Corp.	9,996
3,137	Dai-ichi Life Holdings, Inc.	56,206
5,236	Daiichi Sankyo Co., Ltd.	117,802
586	Daito Trust Construction Co., Ltd.(1)	80,435
15,817	Daiwa Securities Group, Inc.(1)	96,225
581	Ebara Corp.	18,953
1,800	FamilyMart Co., Ltd.(1)	107,260
3,193	Fuji Heavy Industries Ltd.(1)	116,997
6,900	Fuji Media Holdings, Inc.	95,113
2,620	FUJIFILM Holdings Corp.	102,232
26,489	Fujitsu Ltd.	161,863
26,108	GungHo Online Entertainment, Inc.(1)	58,106
2,421	Heiwa Corp.	60,139
793	Hikari Tsushin, Inc.	77,428
750	Hisamitsu Pharmaceutical Co., Inc.(1)	42,807
537	Hitachi Chemical Co., Ltd.(1)	14,843
2,507	Hitachi High-Technologies Corp.	102,030
21,368	Hitachi Ltd.	115,536
1,534	Hitachi Transport System Ltd.	31,842
444	Honda Motor Co., Ltd.(1)	13,352
3,099	House Foods Group, Inc.	67,526
3,721	Hoya Corp.(1)	178,854
2,919	Idemitsu Kosan Co., Ltd.(1)	101,378
3,936	Ito En Ltd.(1)	143,587
5,371	ITOCHU Corp.(1)	76,157

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Japan - 19.5% - (continued)
8,751	Itochu Techno-Solutions Corp.	$256,805
8,793	Japan Airlines Co., Ltd.	278,239
2,581	Japan Post Holdings Co., Ltd.	32,358
4,119	Japan Post Insurance Co., Ltd.	94,298
575	Japan Tobacco, Inc.(1)	18,670
4,747	JX Holdings, Inc.(1)	23,290
9,374	K’s Holdings Corp.(1)	171,782
400	Kagome Co., Ltd.	10,385
349	Kaken Pharmaceutical Co., Ltd.	19,700
3,882	Kaneka Corp.	28,846
670	Kansai Electric Power Co., Inc.	8,219
731	Kao Corp.	40,043
5,951	KDDI Corp.	156,052
457	Kirin Holdings Co., Ltd.	8,615
9,488	Konica Minolta, Inc.(1)	84,807
2,793	Kuraray Co., Ltd.	42,310
400	Kurita Water Industries Ltd.	9,667
1,722	Lawson, Inc.	116,675
3,631	Lion Corp.	65,236
8,750	Medipal Holdings Corp.	137,104
316	MEIJI Holdings Co., Ltd.	26,288
6,112	Mitsubishi Electric Corp.	87,596
1,492	Mitsubishi Gas Chemical Co., Inc.	30,957
11,727	Mitsubishi Tanabe Pharma Corp.	243,949
2,860	Mixi, Inc.(1)	137,572
745	MS&AD Insurance Group Holdings, Inc.	23,668
8,174	NEC Corp.(1)	19,659
2,138	NH Foods Ltd.	57,350
2,294	Nichirei Corp.	56,696
1,975	Nihon Kohden Corp.	44,115
4,740	Nikon Corp.(1)	68,656
5,581	Nippo Corp.	105,730
4,768	Nippon Kayaku Co., Ltd.	64,612
5,353	Nippon Telegraph & Telephone Corp.	228,282
9,800	Nipro Corp.(1)	138,078
4,670	Nissan Motor Co., Ltd.(1)	44,990
392	NTT Data Corp.	18,575
8,824	NTT DoCoMo, Inc.	205,297
31,755	Osaka Gas Co., Ltd.(1)	120,545
1,669	Otsuka Corp.	90,467
4,204	Otsuka Holdings Co., Ltd.	189,469
9,869	Panasonic Corp.	111,417
2,367	Park24 Co., Ltd.(1)	61,899
7,200	Recruit Holdings Co., Ltd.	367,011
8,366	Resona Holdings, Inc.	44,889
9,969	Ricoh Co., Ltd.(1)	81,949
4,528	Rohto Pharmaceutical Co. Ltd.	84,765
300	Sankyo Co., Ltd.	10,015
1,718	Sawai Pharmaceutical Co. Ltd.(1)	92,815
4,008	Sega Sammy Holdings, Inc.	53,665
6,474	Seiko Epson Corp.(1)	136,185
4,065	Sekisui Chemical Co., Ltd.	68,255
3,848	Sekisui House Ltd.	63,230
1,389	Seven & I Holdings Co., Ltd.	54,373
1,640	Shimamura Co., Ltd.	216,498
15,558	Skylark Co., Ltd.	227,722
300	Square Enix Holdings Co., Ltd.	8,481
1,917	Sugi Holdings Co., Ltd.	87,911
1,901	Sumitomo Dainippon Pharma Co., Ltd.(1)	31,356
1,929	Sumitomo Forestry Co., Ltd.	29,256
4,889	Sumitomo Rubber Industries Ltd.	83,231

The accompanying notes are an integral part of these financial statements.

16

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Japan - 19.5% - (continued)
2,657	Suntory Beverage & Food Ltd.	$111,831
2,182	Suzuken Co., Ltd.	71,474
2,344	Takeda Pharmaceutical Co., Ltd.	109,995
464	Terumo Corp.	16,094
20,558	Toho Gas Co., Ltd.	145,196
1,514	Tokyo Electron Ltd.	165,150
44,483	Tokyo Gas Co., Ltd.	202,235
6,036	TonenGeneral Sekiyu KK	70,419
619	Toyo Suisan Kaisha Ltd.	23,026
8,447	Tsumura & Co.	264,561
279	Tsuruha Holdings, Inc.	25,789
1,689	TV Asahi Holdings Corp.	31,891
64,725	Ube Industries Ltd.	145,795
591	Welcia Holdings Co., Ltd.	16,521
1,499	West Japan Railway Co.	97,409
8,757	Yamada Denki Co., Ltd.(1)	43,616
5,980	Yamazaki Baking Co. Ltd.	122,895
535	Yokohama Rubber Co., Ltd.	10,462
2,953	Zensho Holdings Co., Ltd.(1)	49,424

		11,360,370

	Jersey - 0.1%
574	Randgold Resources Ltd.	49,992

	Luxembourg - 0.6%
4,192	Grand City Properties S.A.	77,274
140,451	L’Occitane International S.A.	285,908

		363,182

	Malta - 0.1%
7,841	Kindred Group plc SDR	81,586

	Netherlands - 3.6%
7,977	Aegon N.V.	40,705
1,256	Akzo Nobel N.V.	104,419
15,845	ASR Nederland N.V.*	452,909
2,642	GrandVision N.V.(2)	64,865
399	Heineken Holding N.V.	31,823
10,040	Koninklijke Ahold Delhaize N.V.	215,410
964	Koninklijke DSM N.V.	65,378
12,134	NN Group N.V.	395,632
15,234	Philips Lighting N.V.*(2)	436,829
7,471	Royal Dutch Shell plc Class A	195,811
2,000	Wolters Kluwer N.V.	83,350

		2,087,131

	New Zealand - 2.1%
186,749	Air New Zealand Ltd.	321,145
20,773	Fisher & Paykel Healthcare Corp. Ltd.	140,857
31,336	Fletcher Building Ltd.	182,253
51,212	Fonterra Co-operative Group Ltd. UNIT	216,947
31,367	Meridian Energy Ltd.	61,396
84,402	Spark New Zealand Ltd.	204,748
24,315	Z Energy Ltd.(1)	118,302

		1,245,648

	Norway - 0.4%
709	Leroy Seafood Group ASA	31,038
3,440	Statoil ASA	58,756
3,436	Yara International ASA	132,257

		222,051

	Portugal - 0.2%
1,727	Galp Energia SGPS S.A.	26,275

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Portugal - 0.2% - (continued)
3,319	Jeronimo Martins SGPS S.A.	$59,531

		85,806

	Russia - 0.0%
1,842	Polymetal International plc	22,837

	Singapore - 3.1%
37,204	BOC Aviation Ltd.(2)	198,431
41,398	ComfortDelGro Corp. Ltd.(1)	75,846
16,504	DBS Group Holdings Ltd.	229,140
117,087	Keppel REIT(1)	87,985
162,034	Mapletree Greater China Commercial Trust REIT(1)	118,281
60,533	Mapletree Industrial Trust REIT(1)	77,112
32,882	Oversea-Chinese Banking Corp. Ltd.(1)	228,736
33,611	SATS Ltd.	117,385
31,888	Singapore Airlines Ltd.(1)	229,809
46,647	Singapore Post Ltd.(1)	45,402
131,437	StarHub Ltd.(1)	270,907
4,353	United Overseas Bank Ltd.	68,879
23,642	Wilmar International Ltd.	59,727

		1,807,640

	South Africa - 0.1%
3,405	Mondi plc	82,047

	Spain - 2.2%
2,619	ACS Actividades de Construccion y Servicios S.A.	89,343
732	Aena S.A.(2)	116,106
977	Amadeus IT Group S.A.	49,698
497	Bolsas y Mercados Espanoles S.A.	16,532
10,450	Cia de Distribucion Integral Logista Holdings S.A.	243,039
3,077	Distribuidora Internacional de Alimentacion S.A.(1)	17,840
5,252	Ebro Foods S.A.	106,447
11,050	Endesa S.A.	260,362
5,439	Gas Natural SDG S.A.	119,487
277	Grupo Catalana Occidente S.A.	9,860
12,447	Iberdrola S.A.	89,262
11,483	Prosegur Cia de Seguridad S.A.	69,268
1,657	Red Electrica Corp. S.A.	31,900
620	Viscofan S.A.(1)	32,138

		1,251,282

	Sweden - 1.5%
11,660	Axfood AB	175,782
16,995	Dometic Group AB*(2)	126,868
3,026	Hennes & Mauritz AB Class B(1)	77,613
2,278	ICA Gruppen AB(1)	78,023
597	L E Lundbergforetagen AB B Shares	40,621
570	Loomis AB Class B	18,106
570	Nordea Bank AB	6,531
1,395	Skandinaviska Enskilda Banken AB Class A	15,578
5,383	Swedbank AB Class A(1)	125,165
6,232	Tele2 AB Class B(1)	59,714
23,052	Telefonaktiebolaget LM Ericsson Class B(1)	154,398

		878,399

	Switzerland - 7.4%
3,924	ABB Ltd.	91,852
531	Actelion Ltd.*	149,971
440	Allreal Holding AG	71,916
1,927	Baloise Holding AG	265,096
269	Banque Cantonale Vaudoise	185,703
318	Emmi AG	216,829

The accompanying notes are an integral part of these financial statements.

17

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Switzerland - 7.4% - (continued)
88	EMS-Chemie Holding AG	$51,299
9	Galenica AG	9,495
24	Georg Fischer AG	21,843
40	Givaudan S.A.	72,091
312	Helvetia Holding AG	172,996
1,643	Kuehne + Nagel International AG	232,264
197	Logitech International S.A.	6,268
1,944	Nestle S.A.	149,255
939	Novartis AG	69,748
669	Panalpina Welttransport Holding AG	80,805
1,374	Roche Holding AG	351,136
1,880	SFS Group AG*	178,149
42	SGS S.A.	89,669
32	Sika AG	192,137
131	Sonova Holding AG	18,179
1,232	STMicroelectronics N.V.	18,869
92	Straumann Holding AG	42,716
2,942	Sunrise Communications Group AG(2)	221,910
1,359	Swiss Life Holding AG	438,812
2,011	Swiss Re AG	180,718
389	Syngenta AG	171,814
18,925	UBS Group AG	303,080
177	Vontobel Holding AG	10,132
1,299	Wolseley plc	81,542
648	Zurich Insurance Group AG	173,111

		4,319,405

	United Kingdom - 9.5%
4,138	Ashtead Group plc	85,532
3,533	AstraZeneca plc	217,026
7,837	BAE Systems plc	62,964
33,779	Beazley plc	180,783
35,297	BP plc	201,950
274	British American Tobacco plc	18,159
5,266	Britvic plc	42,637
24,388	BT Group plc	97,038
7,952	Coca-Cola European Partners plc	298,102
11,497	Compass Group plc	216,509
45,976	ConvaTec Group plc*(2)	160,399
501	Croda International plc	22,328
13,709	Daily Mail & General Trust plc	123,425
552	Diageo plc	15,762
33,831	Direct Line Insurance Group plc	146,964
3,031	Fiat Chrysler Automobiles N.V.*	33,229
11,109	GlaxoSmithKline plc	230,525
25,291	HSBC Holdings plc	205,848
289	Imperial Brands plc	13,975
1,666	InterContinental Hotels Group plc	81,413
36,883	J Sainsbury plc(1)	121,896
43,395	JD Sports Fashion plc	209,076
6,422	John Wood Group plc	61,071
41,882	Kingfisher plc	170,783
35,048	Legal & General Group plc	108,381
17,825	Marks & Spencer Group plc(1)	75,115
3,720	Metro Bank plc*	151,366
12,883	National Grid plc	163,270
1,361	Next plc(1)	73,520
1,912	Pennon Group plc(1)	21,087
139	Reckitt Benckiser Group plc	12,664
11,001	RELX N.V.	204,260
14,359	RELX plc	280,820

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	United Kingdom - 9.5% - (continued)
38,670	Rentokil Initial plc	$119,292
1,759	Rio Tinto Ltd.(1)	81,128
42,016	Royal Mail plc	223,290
34,147	Saga plc	86,765
13,235	Segro plc REIT	75,500
244	Severn Trent plc	7,268
4,304	Sky plc	52,528
11,978	Smith & Nephew plc	182,131
7,294	SSE plc	134,623
4,378	Tate & Lyle plc	41,852
4,316	Unilever plc	212,613
15,089	Vodafone Group plc	39,264
5,643	WH Smith plc	125,108
11,119	William Hill plc	40,432

		5,529,671

	United States - 1.0%
2,364	Carnival plc	135,329
15,390	International Game Technology plc(1)	364,743
393	Shire plc	22,905
1,103	Thomson Reuters Corp.	47,564

		570,541

	Total Common Stocks (cost $53,900,976)	$58,068,775

	Total Long-Term Investments (cost $53,900,976)	$58,068,775

SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.2%
709,076	State Street Navigator Securities Lending Government Money Market Portfolio 0.74%(3)	$709,076

	Total Short-Term Investments (cost $709,076)	$709,076

Total Investments (cost $54,610,052)^	100.7%	$58,777,851
Other Assets and Liabilities	(0.7)%	(418,444)

Total Net Assets	100.0%	$58,359,407

The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$4,844,675
Unrealized Depreciation	(676,876)

Net Unrealized Appreciation	$4,167,799

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $3,527,661, which represents 6.0% of total net assets.

(3)	Represents the current daily yield at period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$3,931,141	$3,931,141	$—	$—
Austria	429,652	429,652	—	—
Belgium	523,805	523,805	—	—
Bermuda	28,304	28,304	—	—
Canada	6,804,254	6,804,254	—	—
China	288,443	288,443	—	—
Denmark	1,013,610	1,013,610	—	—
Finland	280,199	280,199	—	—
France	3,728,248	3,728,248	—	—
Germany	4,271,340	4,271,340	—	—
Hong Kong	3,162,413	3,162,413	—	—
Ireland	630,704	630,704	—	—
Israel	1,421,718	1,421,718	—	—
Italy	1,597,356	1,597,356	—	—
Japan	11,360,370	11,360,370	—	—
Jersey	49,992	49,992	—	—
Luxembourg	363,182	363,182	—	—
Malta	81,586	81,586	—	—
Netherlands	2,087,131	2,087,131	—	—
New Zealand	1,245,648	1,245,648	—	—
Norway	222,051	222,051	—	—
Portugal	85,806	85,806	—	—
Russia	22,837	22,837	—	—
Singapore	1,807,640	1,807,640	—	—
South Africa	82,047	82,047	—	—
Spain	1,251,282	1,251,282	—	—
Sweden	878,399	878,399	—	—
Switzerland	4,319,405	4,319,405	—	—
United Kingdom	5,529,671	5,529,671	—	—
United States	570,541	570,541	—	—
Short-Term Investments	709,076	709,076	—	—

Total	$58,777,851	$58,777,851	$—	$—

(1)	For the six-month period ended March 31, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor Emerging Markets ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Brazil - 4.2%
18,184	Ambev S.A.	$104,467
15,578	Banco Bradesco S.A. (Preference Shares)	158,873
24,084	Banco do Brasil S.A.	256,167
1,871	BB Seguridade Participacoes S.A.	17,208
12,636	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	76,772
5,276	BRF S.A.	64,160
6,315	CCR S.A.	35,902
10,660	Cielo S.A.	95,052
19,929	Embraer S.A.	109,156
22,950	Itau Unibanco Holding S.A. (Preference Shares)	273,959
459	Itausa - Investimentos Itau S.A.*	1,373
14,471	Kroton Educacional S.A.	60,528
3,481	Lojas Renner S.A.	30,480
30,836	Petroleo Brasileiro S.A. (Preference Shares)*	140,731
1,200	Telefonica Brasil S.A. (Preference Shares)	17,670
3,812	Ultrapar Participacoes S.A.	85,990

		1,528,488

	Chile - 5.0%
369,415	Aguas Andinas S.A. Class A	214,645
431,722	Banco de Chile	51,909
4,376	Banco de Credito e Inversiones	239,955
783,831	Banco Santander Chile	48,976
67,694	Cencosud S.A.	207,323
4,071	Cia Cervecerias Unidas S.A.	51,147
51,074	Colbun S.A.	11,309
2,494	Empresa Nacional de Telecomunicaciones S.A.*	30,045
5,154	Empresas CMPC S.A.	12,534
11,392	Empresas COPEC S.A.	123,403
148,848	Enel Generacion Chile S.A.	111,623
740,578	Enersis Americas S.A.	153,327
536,647	Enersis Chile S.A.	59,200
17,930,556	Itau CorpBanca	161,539
4,911	Latam Airlines Group S.A.*	61,986
28,122	SACI Falabella	235,724
251	Sociedad Quimica y Minera de Chile S.A. Class B, (Preference Shares)	8,583

		1,783,228

	China - 7.0%
5,500	Anhui Conch Cement Co., Ltd. Class H	18,684
2,172	Autohome, Inc. ADR*	69,004
718	Baidu, Inc. ADR*	123,869
579,000	Bank of China Ltd. Class H	287,582
52,000	Bank of Communications Co., Ltd. Class H	40,414
234,000	China Construction Bank Corp. Class H	188,188
316,000	China Everbright Bank Co., Ltd. Class H	154,513
1,830	China Lodging Group Ltd. ADR*	113,552
49,000	China Merchants Bank Co., Ltd. H Shares	129,570
362,000	China Petroleum & Chemical Corp. Class H	293,457
62,000	China Railway Construction Corp. Ltd. Class H	87,916
20,000	China Railway Group Ltd. Class H	17,886
506,000	China Telecom Corp. Ltd. Class H	246,766
76,000	CNOOC Ltd.	90,752
54,000	CSPC Pharmaceutical Group Ltd.	70,735
54,000	Lenovo Group Ltd.	35,576
322	NetEase, Inc. ADR	91,448
82,000	PICC Property & Casualty Co., Ltd. Class H	126,405
21,500	Ping An Insurance Group Co. of China Ltd. Class H	120,344
259	SINA Corp.*	18,679

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	China - 7.0% - (continued)
11,600	Sinopharm Group Co., Ltd. Class H	$53,809
1,000	Tencent Holdings Ltd.	28,669
183,000	Zall Group Ltd.*	112,557

		2,520,375

	Colombia - 3.4%
52,504	Almacenes Exito S.A.	277,953
27,201	Banco Davivienda S.A. (Preference Shares)	281,234
9,268	Bancolombia S.A. (Preference Shares)	91,915
11,168	Corp. Financiera Colombiana S.A.	108,675
8,979	Grupo Argos S.A.	62,800
4,095	Grupo de Inversiones Suramericana S.A.	55,301
27,426	Grupo Nutresa S.A.	231,056
25,709	Interconexion Electrica S.A. ESP	103,054

		1,211,988

	Hong Kong - 0.1%
49,000	Sino Biopharmaceutical Ltd.	40,353

	India - 6.0%
6,174	Axis Bank Ltd. GDR	234,303
5,946	Dr. Reddy’s Laboratories Ltd. ADR	238,732
2,485	HDFC Bank Ltd. ADR	186,922
32,377	ICICI Bank Ltd. ADR	278,442
20,641	Infosys Ltd. ADR(1)	326,128
6,024	Reliance Industries Ltd. GDR(2)	242,768
6,145	State Bank of India GDR	274,374
10,516	Tata Motors Ltd. ADR	374,895

		2,156,564

	Indonesia - 7.1%
660,200	Adaro Energy Tbk PT	86,702
312,400	Astra International Tbk PT	202,203
168,800	Bank Central Asia Tbk PT	209,646
274,900	Bank Mandiri Persero Tbk PT	241,367
468,700	Bank Negara Indonesia Persero Tbk PT	227,746
221,600	Bank Rakyat Indonesia Persero Tbk PT	215,771
310,000	Bumi Serpong Damai Tbk PT	43,852
7,800	Gudang Garam Tbk PT	38,355
110,100	Indocement Tunggal Prakarsa Tbk PT	137,155
146,100	Indofood Sukses Makmur Tbk PT	87,711
637,800	Kalbe Farma Tbk PT	73,709
45,100	Matahari Department Store Tbk PT	44,591
706,700	Perusahaan Gas Negara Persero Tbk	134,175
207,100	Semen Indonesia Persero Tbk PT	139,875
227,300	Surya Citra Media Tbk PT	46,055
1,022,900	Telekomunikasi Indonesia Persero Tbk PT	317,029
148,900	United Tractors Tbk PT	296,113

		2,542,055

	Malaysia - 7.6%
127,000	AMMB Holdings Bhd	133,443
105,800	Axiata Group Bhd	120,969
12,500	British American Tobacco Malaysia Bhd	128,799
159,400	CIMB Group Holdings Bhd	200,623
104,100	DiGi.Com Bhd	120,672
12,600	Fraser & Neave Holdings Bhd	70,267
7,000	Genting Bhd	15,169
94,000	Genting Malaysia Bhd	115,761
18,888	Hong Leong Bank Bhd	58,728
129,100	IJM Corp. Bhd	99,184
62,900	IOI Corp. Bhd	66,091
59,000	KLCCP Stapled Group	105,721

The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Malaysia - 7.6% - (continued)
4,300	Kuala Lumpur Kepong Bhd	$23,980
151,400	Malayan Banking Bhd	305,160
70,100	Maxis Bhd	102,010
43,100	MISC Bhd	71,290
106,700	Petronas Chemicals Group Bhd	185,649
46,800	Public Bank Bhd	210,444
64,100	Sime Darby Bhd	134,414
82,000	SP Setia Bhd Group	65,778
50,400	Telekom Malaysia Bhd	73,114
71,100	Tenaga Nasional Bhd	220,425
47,700	UMW Holdings Bhd*	64,671
139,100	YTL Corp. Bhd	46,833

		2,739,195

	Mexico - 4.9%
49,379	Alfa S.A.B. de C.V. Class A	71,837
300,644	America Movil S.A.B. de C.V. Series L	211,985
42,050	Coca-Cola Femsa S.A.B. de C.V. Series L	300,246
48,863	Fibra Uno Administracion S.A. de C.V. REIT	83,228
12,506	Gruma S.A.B. de C.V. Class B	174,972
31,507	Grupo Bimbo S.A.B. de C.V. Series A	77,939
23,841	Grupo Financiero Banorte S.A.B. de C.V. Series O	136,280
64,299	Grupo Mexico S.A.B. de C.V. Series B	192,137
53,119	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	114,591
12,355	Mexichem S.A.B. de C.V.	33,475
48,451	Nemak S.A.B. de C.V.(1)(2)	53,714
1,961	Promotora y Operadora de Infraestructura S.A.B. de C.V.*	21,070
121,406	Wal-Mart de Mexico S.A.B. de C.V.	278,212

		1,749,686

	Philippines - 6.6%
144,260	Aboitiz Equity Ventures, Inc.	214,054
7,990	Ayala Corp.	134,560
97,800	Ayala Land, Inc.	64,420
126,370	BDO Unibank, Inc.	296,186
1,244,200	Energy Development Corp.	149,279
4,740	GT Capital Holdings, Inc.	108,167
135,110	JG Summit Holdings, Inc.	219,057
22,730	Jollibee Foods Corp.	89,470
1,282,400	Metro Pacific Investments Corp.	153,862
4,230	PLDT, Inc.	138,766
190,900	Puregold Price Club, Inc.	166,265
135,690	Robinsons Retail Holdings, Inc.	208,234
82,170	Semirara Mining & Power Corp.	241,720
98,000	SM Prime Holdings, Inc.	55,275
37,070	Universal Robina Corp.	120,796

		2,360,111

	Poland - 5.5%
6,779	Alior Bank S.A.*	122,304
12,490	Asseco Poland S.A.	171,180
70,874	Bank Millennium S.A.*	115,382
4,960	Bank Pekao S.A.	165,377
1,169	Bank Zachodni WBK S.A.	101,057
3,668	CD Projekt S.A.*	68,695
1,011	Cyfrowy Polsat S.A.*	6,175
6,841	Eurocash S.A.	55,098
1,166	ING Bank Slaski S.A.	50,634
1,495	KGHM Polska Miedz S.A.	43,696
11	LPP S.A.	18,865
109	mBank S.A.*	10,276

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Poland - 5.5% - (continued)
86,860	Orange Polska S.A.	$101,506
21,280	PGE Polska Grupa Energetyczna S.A.	61,230
12,626	Polski Koncern Naftowy Orlen S.A.	318,682
97,728	Polskie Gornictwo Naftowe i Gazownictwo S.A.	146,027
17,809	Powszechna Kasa Oszczednosci Bank Polski S.A.*	144,110
22,035	Powszechny Zaklad Ubezpieczen S.A.	193,546
93,209	Tauron Polska Energia S.A.*	79,753

		1,973,593

	Russia - 3.0%
35,445	Gazprom PJSC ADR	158,439
3,494	Lukoil PJSC ADR	185,042
5,650	Magnit PJSC GDR	215,830
8,265	MMC Norilsk Nickel PJSC ADR	129,926
389	Novatek PJSC GDR	48,430
28,839	Surgutneftegas OJSC ADR	147,656
5,586	Tatneft PJSC ADR	205,844

		1,091,167

	South Africa - 6.0%
1,744	AngloGold Ashanti Ltd.(1)	18,632
1,273	Aspen Pharmacare Holdings Ltd.	26,081
14,116	Barclays Africa Group Ltd.(1)	146,869
26,781	Bidvest Group Ltd.(1)	307,321
31,523	FirstRand Ltd.(1)	108,989
49,638	Growthpoint Properties Ltd. REIT	95,879
1,514	Kumba Iron Ore Ltd.*	22,911
4,724	Mr. Price Group Ltd.	56,334
13,667	MTN Group Ltd.(1)	124,350
8,899	Nedbank Group Ltd.(1)	160,277
58,130	Netcare Ltd.	110,982
128,454	Redefine Properties Ltd. REIT	105,474
10,828	RMB Holdings Ltd.(1)	47,297
20,981	Sanlam Ltd.(1)	105,415
22,231	Sappi Ltd.	151,089
4,741	Sasol Ltd.	138,103
5,667	Shoprite Holdings Ltd.(1)	81,822
14,030	Standard Bank Group Ltd.(1)	150,410
2,866	Tiger Brands Ltd.	85,593
5,979	Vodacom Group Ltd.	67,777
12,179	Woolworths Holdings Ltd.	63,498

		2,175,103

	South Korea - 9.0%
51	Amorepacific Corp.	12,792
153	AmorePacific Group	16,349
1,161	BNK Financial Group, Inc.	9,531
112	CJ Corp.	17,426
1,005	Coway Co., Ltd.	86,454
1,493	Dongbu Insurance Co., Ltd.	85,444
60	E-Mart, Inc.	11,026
1,834	Hana Financial Group, Inc.	60,598
1,401	Hankook Tire Co., Ltd.	68,277
1,912	Hyundai Engineering & Construction Co., Ltd.	84,632
382	Hyundai Glovis Co., Ltd.	50,214
398	Hyundai Mobis Co., Ltd.	85,593
579	Hyundai Motor Co.	81,546
5,106	Industrial Bank of Korea	55,704
702	Kangwon Land, Inc.	23,980
947	KB Financial Group, Inc.	41,494
4,153	Kia Motors Corp.	137,592

The accompanying notes are an integral part of these financial statements.

22

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	South Korea - 9.0% - (continued)
2,211	Korea Electric Power Corp.	$91,837
192	Korea Zinc Co., Ltd.	74,170
1,043	KT&G Corp.	90,935
560	LG Chem Ltd.	147,223
3,987	LG Display Co., Ltd.	107,848
1,436	LG Electronics, Inc.	87,190
67	LG Household & Health Care Ltd.	48,589
14,820	LG Uplus Corp.	189,507
197	Lotte Chemical Corp.	65,267
53	NAVER Corp.	40,521
112	NCSoft Corp.	30,546
349	POSCO	90,816
92	S-Oil Corp.	8,268
207	Samsung Electronics Co., Ltd.	381,311
270	Samsung Fire & Marine Insurance Co., Ltd.	64,705
873	Samsung Life Insurance Co., Ltd.	84,700
1,821	Shinhan Financial Group Co., Ltd.	75,882
1,119	SK Holdings Co., Ltd.	243,652
3,338	SK Hynix, Inc.	150,737
306	SK Innovation Co., Ltd.	45,559
516	SK Telecom Co., Ltd.	116,277
7,422	Woori Bank	86,279

		3,250,471

	Taiwan - 10.3%
46,000	Acer, Inc.	21,831
437	Advanced Semiconductor Engineering, Inc.	558
9,000	Asustek Computer, Inc.	88,984
124,000	AU Optronics Corp.	48,427
4,000	Catcher Technology Co., Ltd.	39,549
65,000	Cathay Financial Holding Co., Ltd.	104,326
5,080	Chailease Holding Co., Ltd.	11,870
31,242	Chang Hwa Commercial Bank Ltd.	19,048
26,000	Cheng Shin Rubber Industry Co., Ltd.	53,727
21,115	Chicony Electronics Co., Ltd.	53,862
157,000	China Development Financial Holding Corp.	43,102
134,208	China Life Insurance Co., Ltd.	132,693
34,000	China Steel Corp.	28,350
20,000	Chunghwa Telecom Co., Ltd.	67,892
101,000	Compal Electronics, Inc.	65,908
130,628	CTBC Financial Holding Co., Ltd.	80,721
6,105	Delta Electronics, Inc.	32,695
43,898	E.Sun Financial Holding Co., Ltd.	26,693
97,650	Eva Airways Corp.	51,814
38,540	Far Eastern New Century Corp.	33,405
38,000	Far EasTone Telecommunications Co., Ltd.	93,301
118,443	First Financial Holding Co., Ltd.	72,215
26,301	Foxconn Technology Co., Ltd.	80,179
46,000	Fubon Financial Holding Co., Ltd.	75,043
4,000	Giant Manufacturing Co., Ltd.	23,663
79,030	Hon Hai Precision Industry Co., Ltd.	237,018
2,000	Hotai Motor Co., Ltd.	23,432
140,526	Hua Nan Financial Holdings Co., Ltd.	78,501
466,000	Innolux Corp.	192,743
133,000	Inventec Corp.	99,720
84,245	Lite-On Technology Corp.	145,209
6,000	MediaTek, Inc.	42,515
76,273	Mega Financial Holding Co., Ltd.	61,587
10,000	Nan Ya Plastics Corp.	23,696
17,000	Novatek Microelectronics Corp.	65,832
46,000	Pegatron Corp.	136,139

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Taiwan - 10.3% - (continued)
34,000	Pou Chen Corp.	$47,063
10,000	President Chain Store Corp.	82,393
17,000	Quanta Computer, Inc.	34,569
58,000	Radiant Opto-Electronics Corp.	121,954
20,000	Ruentex Development Co., Ltd.*	23,960
221,489	Shin Kong Financial Holding Co., Ltd.*	64,602
27,000	Simplo Technology Co., Ltd.	91,654
101,895	SinoPac Financial Holdings Co., Ltd.	31,802
28,600	Synnex Technology International Corp.	30,775
42,000	Taiwan Cement Corp.	50,246
60,108	Taiwan Cooperative Financial Holding Co., Ltd.	29,913
21,000	Taiwan Mobile Co., Ltd.	77,169
32,000	Taiwan Semiconductor Manufacturing Co., Ltd.	199,324
50,000	Teco Electric and Machinery Co., Ltd.	50,836
32,800	Uni-President Enterprises Corp.	61,508
96,000	United Microelectronics Corp.	38,599
31,000	Vanguard International Semiconductor Corp.	59,052
53,121	Wistron Corp.	48,670
32,000	WPG Holdings Ltd.	40,181
117,757	Yuanta Financial Holding Co., Ltd.	49,676

		3,690,194

	Thailand - 8.7%
36,200	Advanced Info Service PCL NVDR	187,519
121,000	Bangkok Dusit Medical Services PCL NVDR	74,651
91,467	Banpu PCL NVDR	52,704
18,600	Bumrungrad Hospital PCL NVDR	99,056
11,400	Central Pattana PCL NVDR	18,827
133,400	Charoen Pokphand Foods PCL NVDR	107,730
25,000	CP ALL PCL NVDR	42,925
40,100	Delta Electronics Thailand PCL NVDR	102,110
5,800	Glow Energy PCL NVDR	13,925
13,900	Indorama Ventures PCL NVDR	14,259
445,000	IRPC PCL NVDR	66,693
43,600	Kasikornbank PCL NVDR	239,808
459,700	Krung Thai Bank PCL NVDR	272,910
347,300	Land & Houses PCL NVDR	98,543
25,860	Minor International PCL NVDR	27,657
183,600	Pruksa Holding PCL NVDR	121,287
39,500	PTT Exploration & Production PCL NVDR	106,904
95,700	PTT Global Chemical PCL NVDR	204,002
20,200	PTT PCL NVDR	227,498
61,800	Ratchaburi Electricity Generating Holding PCL NVDR	90,373
55,400	Siam Commercial Bank PCL NVDR	262,792
246,600	Thai Beverage PCL	165,894
37,000	Thai Oil PCL NVDR	81,295
236,000	Thai Union Group PCL NVDR	146,974
2,147,200	TMB Bank PCL NVDR	152,468
111,900	Total Access Communication PCL NVDR	143,284

		3,122,088

	Turkey - 5.0%
35,179	Akbank TAS	82,401
2,372	Anadolu Efes Biracilik Ve Malt Sanayii AS	12,903
18,755	Arcelik AS	116,702
5,758	BIM Birlesik Magazalar AS	88,386
182,762	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	145,541
60,166	Enka Insaat ve Sanayi AS	100,782
112,788	Eregli Demir ve Celik Fabrikalari T.A.S.	182,733

The accompanying notes are an integral part of these financial statements.

23

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Turkey - 5.0% - (continued)
23,483	Haci Omer Sabanci Holding AS	$64,485
18,685	KOC Holding AS	78,760
4,894	Tupras Turkiye Petrol Rafinerileri AS	121,220
69,575	Turk Hava Yollari AO*	104,506
5,666	Turk Traktor ve Ziraat Makineleri AS	127,194
32,947	Turkcell Iletisim Hizmetleri AS*	108,296
39,549	Turkiye Garanti Bankasi AS	96,221
38,257	Turkiye Halk Bankasi AS	108,941
54,161	Turkiye Is Bankasi	98,606
109,565	Turkiye Vakiflar Bankasi TAO	161,264

		1,798,941

	Total Common Stocks (cost $33,653,732)	$35,733,600

PREFERRED STOCKS - 0.3%
	Brazil - 0.3%
34,996	Itausa - Investimentos Itau S.A.*	$104,714

	Total Preferred Stocks (cost $86,484)	$104,714

	Total Long-Term Investments (cost $33,740,216)	$35,838,314

SHORT-TERM INVESTMENTS - 2.2%
	Securities Lending Collateral - 2.2%
780,775	State Street Navigator Securities Lending Government Money Market Portfolio 0.74%(3)	$780,775

	Total Short-Term Investments (cost $780,775)	$780,775

Total Investments (cost $34,520,991)^	101.9%	$36,619,089
Other Assets and Liabilities	(1.9)%	(685,078)

Total Net Assets	100.0%	$35,934,011

The accompanying notes are an integral part of these financial statements.

24

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,000,850
Unrealized Depreciation	(902,752)

Net Unrealized Appreciation	$2,098,098

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $296,482, which represents 0.8% of total net assets.

(3)	Represents the current daily yield at period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

25

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$1,528,488	$1,528,488	$—	$—
Chile	1,783,228	1,783,228	—	—
China	2,520,375	2,520,375	—	—
Colombia	1,211,988	1,211,988	—	—
Hong Kong	40,353	40,353	—	—
India	2,156,564	2,156,564	—	—
Indonesia	2,542,055	2,542,055	—	—
Malaysia	2,739,195	2,739,195	—	—
Mexico	1,749,686	1,749,686	—	—
Philippines	2,360,111	2,360,111	—	—
Poland	1,973,593	1,973,593	—	—
Russia	1,091,167	1,091,167	—	—
South Africa	2,175,103	2,175,103	—	—
South Korea	3,250,471	3,250,471	—	—
Taiwan	3,690,194	3,690,194	—	—
Thailand	3,122,088	3,122,088	—	—
Turkey	1,798,941	1,798,941	—	—
Preferred Stocks	104,714	104,714	—	—
Short-Term Investments	780,775	780,775	—	—

Total	$36,619,089	$36,619,089	$—	$—

(1)	For the six-month period ended March 31, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

26

Hartford Multifactor Global Small Cap ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Australia - 4.7%
2,320	Abacus Property Group(1)	$5,734
5,960	Automotive Holdings Group Ltd.(1)	18,732
2,928	BWP Trust REIT	6,366
6,070	Charter Hall Retail REIT(1)	20,096
33,245	Cromwell Property Group REIT	24,220
18,267	CSR Ltd.	62,847
13,888	Downer EDI Ltd.(1)	61,342
13,677	Genworth Mortgage Insurance Australia Ltd.(1)	32,761
8,805	Investa Office Fund(1)	31,905
2,590	JB Hi-Fi Ltd.(1)	48,802
9,565	Metcash Ltd.*(1)	18,023
4,651	Mineral Resources Ltd.	38,141
5,900	Monadelphous Group Ltd.(1)	55,495
2,042	Northern Star Resources Ltd.	6,324
2,044	OZ Minerals Ltd.	12,209
11,016	Regis Resources Ltd.(1)	27,732
853	Sandfire Resources NL	4,151
26,203	St. Barbara Ltd.*	47,574

		522,454

	Belgium - 0.5%
9,931	AGFA-Gevaert N.V.*	48,722
163	Tessenderlo Chemie N.V.*	6,503

		55,225

	Bermuda - 0.9%
426	Argo Group International Holdings Ltd.	28,883
6,482	DHT Holdings, Inc.(1)	28,974
193	Enstar Group Ltd.*	36,921

		94,778

	Brazil - 1.8%
4,900	Banco do Estado do Rio Grande do Sul S.A. Class B, (Preference Shares)	23,335
326	Cia de Saneamento do Parana (Preference Shares)	1,129
2,825	Cia Energetica de Minas Gerais (Preference Shares)	9,183
534	Cia Hering	3,022
5,161	EDP - Energias do Brasil S.A.	22,676
744	Equatorial Energia S.A.	13,777
9,266	Ez Tec Empreendimentos e Participacoes S.A.	56,181
12,524	MRV Engenharia e Participacoes S.A.	56,645
4,318	Odontoprev S.A.	15,368

		201,316

	Canada - 6.2%
734	Aecon Group, Inc.	9,450
4,427	Air Canada*	45,809
2,828	BRP, Inc.*	66,371
598	Celestica, Inc.*	8,672
831	Domtar Corp.	30,348
5,925	Dream Global Real Estate Investment Trust	42,739
1,602	Ensign Energy Services, Inc.(1)	9,574
3,646	Extendicare, Inc.(1)	27,585
3,127	Intertape Polymer Group, Inc.	54,819
4,388	Just Energy Group, Inc.	27,473
1,693	Killam Apartment Real Estate Investment Trust REIT	16,097
2,017	Lucara Diamond Corp.	4,673
3,599	Mercer International, Inc.	42,108
1,259	New Flyer Industries, Inc.(1)	46,333

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Canada - 6.2% - (continued)
1,569	North West Co., Inc.(1)	$37,306
2,452	Parkland Fuel Corp.	54,421
8,064	Pure Industrial Real Estate Trust	36,824
4,821	Superior Plus Corp.(1)	46,632
3,298	Transcontinental, Inc. Class A	60,784
664	Uni-Select, Inc.(1)	17,610

		685,628

	China - 9.2%
14,522	BAIC Motor Corp. Ltd. Class H(2)	16,500
63,435	Chaowei Power Holdings Ltd.	42,445
22,753	China BlueChemical Ltd. Class H	7,319
83,445	China Communications Services Corp. Ltd. Class H	54,653
27,716	China Galaxy Securities Co., Ltd. Class H	25,571
9,531	China Lesso Group Holdings Ltd.	8,058
160,232	CIFI Holdings Group Co., Ltd.	62,266
18,356	Dongfeng Motor Group Co., Ltd. Class H	20,620
35,742	Great Wall Motor Co., Ltd. Class H	40,702
44,459	Guangshen Railway Co., Ltd. H Shares	26,888
26,366	Guangzhou R&F Properties Co., Ltd. Class H	41,187
52,226	Jiangnan Group Ltd.	7,191
1,000	KWG Property Holding Ltd.	724
83,646	Metallurgical Corp. of China Ltd. Class H	31,859
52,014	Red Star Macalline Group Corp. Ltd. Class H(2)	57,693
25,777	Shanghai Electric Group Co., Ltd. Class H*	12,770
51,082	Shenzhen Expressway Co., Ltd. Class H	46,274
62,000	Sinopec Engineering Group Co., Ltd. Class H	63,663
41,215	Sinotrans Ltd. Class H	19,251
64,219	Tianneng Power International Ltd.	58,340
93,303	Times Property Holdings Ltd.	66,032
21,402	TravelSky Technology Ltd. Class H	50,562
869	Weibo Corp. ADR*	45,344
33,353	Weichai Power Co., Ltd. Class H	58,882
8,885	Xingda International Holdings Ltd.	3,887
83,814	Xtep International Holdings Ltd.	33,001
25,137	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(2)	48,906
139,705	Yuzhou Properties Co., Ltd.	58,244

		1,008,832

	Denmark - 0.7%
786	Bakkafrost P/F	24,306
53	Dfds A/S	2,923
4,517	Spar Nord Bank A/S	50,187

		77,416

	France - 1.0%
409	Alten S.A.	31,444
1,286	Gaztransport Et Technigaz S.A.	48,477
104	Groupe Fnac S.A.*	7,522
735	Neopost S.A.	28,292

		115,735

	Georgia - 0.5%
1,409	BGEO Group plc	56,768

	Germany - 0.7%
115	Cewe Stiftung & Co. KGAA	10,104
4,597	Heidelberger Druckmaschinen AG*(1)	11,500
1,671	Jungheinrich AG (Preference Shares)	55,654

		77,258

The accompanying notes are an integral part of these financial statements.

27

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Hong Kong - 1.7%
76,075	Emperor Capital Group Ltd.	$6,657
2,844	Kingboard Chemical Holdings Ltd.	10,503
35,120	Shenzhen Investment Ltd.	15,726
10,790	Shimao Property Holdings Ltd.	17,133
38,940	Skyworth Digital Holdings Ltd.	25,654
13,426	Texhong Textile Group Ltd.	17,933
74,736	Texwinca Holdings Ltd.	50,295
57,246	Tongda Group Holdings Ltd.	20,183
38,515	Yuexiu Real Estate Investment Trust	22,698

		186,782

	Israel - 0.7%
303	Paz Oil Co., Ltd.	50,076
715	Plus500 Ltd.	3,755
1,084	Tower Semiconductor Ltd.*	25,024

		78,855

	Italy - 0.6%
98	Banca IFIS SpA	3,766
30,559	Saras SpA	58,538

		62,304

	Japan - 11.1%
215	Adastria Co., Ltd.	5,350
367	Alpine Electronics, Inc.	5,273
1,481	Amano Corp.	29,546
932	AOKI Holdings, Inc.	10,781
1,305	Arcs Co., Ltd.	31,187
494	Asahi Holdings, Inc.	8,929
1,357	Avex Group Holdings, Inc.	19,594
1,676	CKD Corp.	21,178
300	Coca-Cola West Co., Ltd.(1)	9,665
137	cocokara fine, Inc.	5,932
2,567	Daishi Bank Ltd.(1)	10,159
1,849	Doutor Nichires Holdings Co., Ltd.	36,157
958	Dydo Drinco, Inc.	44,792
48	Enplas Corp.	1,329
557	Foster Electric Co., Ltd.	9,537
2,067	Fuji Machine Manufacturing Co., Ltd.(1)	27,046
400	Fujitsu General Ltd.	7,897
3,221	Geo Holdings Corp.(1)	35,323
967	Heiwado Co., Ltd.	23,448
1,649	Hitachi Kokusai Electric, Inc.	37,751
2,068	Hitachi Maxell Ltd.(1)	37,693
1,147	Inaba Denki Sangyo Co., Ltd.	40,968
7,062	Juroku Bank Ltd.	22,752
1,109	Kanematsu Corp.	1,991
968	Kokuyo Co., Ltd.	12,466
1,202	Kuroda Electric Co., Ltd.	26,148
1,581	KYORIN Holdings, Inc.	33,357
1,069	Kyowa Exeo Corp.	15,455
837	Kyudenko Corp.	22,797
1,478	Maeda Road Construction Co., Ltd.	26,090
158	Matsumotokiyoshi Holdings Co., Ltd.	7,487
1,991	MCJ Co., Ltd.	23,335
399	Megmilk Snow Brand Co., Ltd.	10,975
2,360	Ministop Co., Ltd.	44,328
1,723	Mirait Holdings Corp.(1)	16,901
241	Mochida Pharmaceutical Co., Ltd.	17,865
329	Morinaga & Co., Ltd.	14,585
1,369	NEC Networks & System Integration Corp.	26,451
7,329	NET One Systems Co., Ltd.	59,392

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Japan - 11.1% - (continued)
875	Nichiha Corp.	$25,678
473	Nihon Unisys Ltd.	6,452
261	Nojima Corp.	3,321
1,360	Noritz Corp.	25,777
449	PAL GROUP Holdings Co., Ltd.	10,879
701	Paramount Bed Holdings Co., Ltd.	28,058
15,331	Pioneer Corp.*	30,406
2,578	Plenus Co., Ltd.(1)	57,052
3,875	Senshu Ikeda Holdings, Inc.	15,997
439	St Marc Holdings Co., Ltd.	12,883
1,169	Sumitomo Bakelite Co., Ltd.	7,029
2,919	T-Gaia Corp.	50,165
174	Taikisha Ltd.	4,254
1,808	Takuma Co., Ltd.	17,670
313	Toho Holdings Co., Ltd.(1)	6,545
468	Token Corp.	36,750
100	Tokyo Seimitsu Co., Ltd.	3,145
1,280	Toppan Forms Co., Ltd.	12,521
296	Unipres Corp.	6,160
828	Valor Holdings Co., Ltd.	19,520

		1,222,172

	Luxembourg - 0.3%
759	Altisource Portfolio Solutions S.A.*(1)	27,931

	Netherlands - 0.6%
335	BE Semiconductor Industries N.V.	13,699
77	Cimpress N.V.*(1)	6,637
3,051	PostNL N.V.*	14,449
787	TKH Group N.V.	33,859

		68,644

	New Zealand - 0.5%
14,227	Chorus Ltd.(1)	42,964
11,104	Kiwi Property Group Ltd.	11,061

		54,025

	Norway - 0.2%
3,996	Storebrand ASA*	26,566

	Portugal - 0.0%
384	REN - Redes Energeticas Nacionais SGPS S.A.(1)	1,159

	Puerto Rico - 0.4%
2,243	Triple-S Management Corp. Class B*	39,410

	Singapore - 0.9%
3,117	Frasers Centrepoint Trust(1)	4,707
933	Kulicke & Soffa Industries, Inc.*	18,959
5,975	Venture Corp. Ltd.	49,047
16,500	Yanlord Land Group Ltd.	21,432

		94,145

	South Africa - 1.9%
4,536	Barloworld Ltd.	40,357
9,842	DataTec Ltd.	37,882
13,731	MMI Holdings Ltd.(1)	23,440
1,317	Mondi Ltd.	31,481
7,082	Reunert Ltd.	38,028
5,158	Telkom S.A. SOC Ltd.	28,862
920	Wilson Bayly Holmes-Ovcon Ltd.	11,057

		211,107

	South Korea - 4.6%
271	Bukwang Pharmaceutical Co., Ltd.	5,174

The accompanying notes are an integral part of these financial statements.

28

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	South Korea - 4.6% - (continued)
2,145	Cheil Worldwide, Inc.	$36,444
66	CJ O Shopping Co., Ltd.	12,358
286	Daesang Corp.	6,163
1,853	DGB Financial Group, Inc.	17,978
646	Dongbu HiTek Co., Ltd.*	11,033
305	GS Home Shopping, Inc.	62,729
373	GS Retail Co., Ltd.	17,578
1,532	Hyundai Marine & Fire Insurance Co., Ltd.	47,948
3,114	JB Financial Group Co., Ltd.	16,596
1,555	KB Insurance Co., Ltd.	37,544
95	Korea Petrochemical Ind Co., Ltd.	20,813
3,804	Korean Reinsurance Co.	39,459
2,185	LF Corp.	43,766
94	LG Hausys Ltd.	8,532
650	LS Industrial Systems Co., Ltd.	27,464
3,614	Meritz Fire & Marine Insurance Co., Ltd.	51,707
49	NongShim Co., Ltd.	13,101
137	S&T Motiv Co., Ltd.	6,070
48	S-1 Corp.	3,850
162	Samsung Card Co., Ltd.	5,679
369	Soulbrain Co., Ltd.	17,158
1,080	Tongyang, Inc.	2,313

		511,457

	Spain - 0.5%
1,412	Tecnicas Reunidas S.A.	55,802

	Sweden - 0.4%
1,596	Bilia AB A Shares	33,070
1,028	Mycronic AB	10,564

		43,634

	Switzerland - 0.9%
95	Autoneum Holding AG	27,927
3	dormakaba Holding AG	2,389
306	Implenia AG	21,491
16	Schweiter Technologies AG	17,759
52	Valiant Holding AG	5,538
57	Valora Holding AG	19,718

		94,822

	Taiwan - 3.3%
9,211	Accton Technology Corp.	20,309
11,496	Elite Material Co., Ltd.	44,707
5,199	Everlight Electronics Co., Ltd.	8,327
199	FLEXium Interconnect, Inc.	692
39,563	Gigabyte Technology Co., Ltd.	54,633
21,000	Micro-Star International Co., Ltd.	48,862
9,469	Powertech Technology, Inc.	27,556
18,637	Primax Electronics Ltd.	30,558
11,548	Realtek Semiconductor Corp.	41,294
5,871	Tripod Technology Corp.	16,543
29,400	Wan Hai Lines Ltd.	17,053
4,966	Win Semiconductors Corp.	22,095
3,278	Wistron NeWeb Corp.	9,215
12,493	WT Microelectronics Co., Ltd.	18,260

		360,104

	Thailand - 0.5%
1,314	Fabrinet*(1)	55,227

	United Kingdom - 4.0%
3,257	Aldermore Group plc*	9,078

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	United Kingdom - 4.0% - (continued)
687	Big Yellow Group plc REIT	$6,275
5,433	Dart Group plc	35,056
17,734	Debenhams plc	12,063
877	Electrocomponents plc	5,192
3,772	Firstgroup plc*	6,226
455	Galliford Try plc	8,375
1,267	Go-Ahead Group plc	27,361
2,570	Greggs plc	33,518
829	Halfords Group plc	3,677
20,447	Hansteen Holdings plc REIT	30,554
1,224	Interserve plc	3,406
19,297	JRP Group plc	31,731
6,726	Lookers plc	10,787
4,228	Moneysupermarket.com Group plc	17,457
9,023	OneSavings Bank plc	45,605
6,919	Safestore Holdings plc REIT	32,791
2,926	Sports Direct International plc*(1)	11,276
3,295	SVG Capital plc*	29,686
6,173	UNITE Group plc	49,132
1,448	WS Atkins plc	27,884

		437,130

	United States - 40.3%
1,023	Aaron’s, Inc.	30,424
1,072	Abercrombie & Fitch Co. Class A(1)	12,789
300	ACCO Brands Corp.*	3,945
407	Aceto Corp.	6,435
1,098	Air Methods Corp.*(1)	47,214
2,679	Alon USA Energy, Inc.(1)	32,657
582	Amedisys, Inc.*	29,734
1,686	American Eagle Outfitters, Inc.(1)	23,655
460	American National Insurance Co.	54,294
116	American Outdoor Brands Corp.*	2,298
101	American Woodmark Corp.*	9,272
946	Amkor Technology, Inc.*	10,964
1,340	AMN Healthcare Services, Inc.*(1)	54,404
1,138	Anika Therapeutics, Inc.*	49,435
852	Argan, Inc.(1)	56,360
36	Atrion Corp.	16,855
3,694	Atwood Oceanics, Inc.*	35,204
856	AVX Corp.	14,021
1,181	Banc of California, Inc.(1)	24,447
1,223	Barnes & Noble, Inc.(1)	11,313
1,313	Benchmark Electronics, Inc.*	41,753
623	Big Lots, Inc.(1)	30,328
2,231	BioTelemetry, Inc.*	64,587
239	Blackstone Mortgage Trust, Inc. Class A REIT(1)	7,399
823	Boise Cascade Co.*	21,974
58	Briggs & Stratton Corp.	1,302
515	Buckle, Inc.(1)	9,579
169	CACI International, Inc. Class A*	19,824
794	Cal-Maine Foods, Inc.(1)	29,219
353	Cambrex Corp.*	19,433
43	Capella Education Co.	3,656
6,697	Career Education Corp.*	58,264
898	Cato Corp. Class A	19,720
320	Chemed Corp.	58,461
300	Chemtura Corp.*	10,020
25	Chesapeake Utilities Corp.	1,730
544	Chico’s FAS, Inc.	7,725
559	Children’s Place, Inc.(1)	67,108

The accompanying notes are an integral part of these financial statements.

29

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	United States - 40.3% - (continued)
237	Cincinnati Bell, Inc.*	$4,195
29	Cirrus Logic, Inc.*	1,760
641	Clearwater Paper Corp.*	35,896
93	Coca-Cola Bottling Co. Consolidated(1)	19,160
375	Commercial Metals Co.	7,174
215	Compass Minerals International, Inc.(1)	14,588
250	CONMED Corp.	11,102
1,012	Convergys Corp.	21,404
651	Cooper Tire & Rubber Co.(1)	28,872
515	Cooper-Standard Holding, Inc.*	57,129
1,033	Corvel Corp.*	44,935
498	CSG Systems International, Inc.	18,829
1,022	Dean Foods Co.	20,092
379	Delek US Holdings, Inc.	9,198
459	Dolby Laboratories, Inc. Class A	24,056
587	Douglas Dynamics, Inc.	17,992
596	Dril-Quip, Inc.*(1)	32,512
611	DSW, Inc. Class A	12,635
383	EchoStar Corp. Class A*	21,812
1,230	Emergent Biosolutions, Inc.*(1)	35,719
748	Employers Holdings, Inc.	28,387
962	Ensign Group, Inc.	18,086
401	ePlus, Inc.*	54,155
848	Express, Inc.*	7,725
72	Farmer Brothers Co.*	2,545
489	FBL Financial Group Class A	32,005
92	First Busey Corp.	2,705
1,341	First Interstate BancSystem, Inc. Class A(1)	53,171
682	Five Prime Therapeutics, Inc.*(1)	24,654
232	Francescas Holding Corp.*(1)	3,561
390	Fresh Del Monte Produce, Inc.(1)	23,100
223	FutureFuel Corp.	3,162
834	Genesco, Inc.*	46,245
1,093	Geo Group, Inc. REIT	50,682
338	Getty Realty Corp. REIT	8,541
1,771	Globus Medical, Inc. Class A*	52,457
170	Greenbrier Cos., Inc.(1)	7,327
295	Greif, Inc. Class A(1)	16,252
588	Guess?, Inc.(1)	6,556
2,196	H&E Equipment Services, Inc.	53,846
1,041	Hawaiian Holdings, Inc.*(1)	48,354
1,243	Heritage Financial Corp.	30,764
400	HFF, Inc. Class A REIT	11,068
595	Horace Mann Educators Corp.	24,425
87	Hub Group, Inc. Class A*	4,037
43	ICF International, Inc.*	1,776
133	ICU Medical, Inc.*	20,309
475	II-VI, Inc.*	17,124
103	Infinity Property & Casualty Corp.	9,836
741	Ingles Markets, Inc. Class A	31,974
804	Innospec, Inc.	52,059
1,275	Insight Enterprises, Inc.*	52,390
640	Insperity, Inc.	56,736
758	Integra LifeSciences Holdings Corp.*	31,935
508	Investment Technology Group, Inc.	10,287
281	Kaman Corp.	13,525
103	Kelly Services, Inc. Class A	2,252
482	Kraton Corp.*	14,903
111	Landstar System, Inc.	9,507
1,513	Lexington Realty Trust REIT	15,100
1,191	LHC Group, Inc.*	64,195

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	United States - 40.3% - (continued)
489	LifePoint Health, Inc.*	$32,029
2,250	Luminex Corp.	41,332
798	Magellan Health, Inc.*	55,102
444	ManTech International Corp. Class A	15,376
2,044	Marcus & Millichap, Inc. REIT*	50,241
382	Masimo Corp.*	35,625
1,038	Match Group, Inc.*(1)	16,951
3,411	Matrix Service Co.*	56,281
6,260	McDermott International, Inc.*	42,255
23	Meredith Corp.	1,486
1,453	Meridian Bioscience, Inc.(1)	20,051
1,232	Meritor, Inc.*	21,104
1,255	MFA Financial, Inc. REIT	10,140
46	MicroStrategy, Inc. Class A*(1)	8,639
2,123	Milestone Apartments Real Estate Investment Trust	34,353
681	MoneyGram International, Inc.*	11,448
1,214	MSG Networks, Inc. Class A*	28,347
45	Myriad Genetics, Inc.*(1)	864
385	National Presto Industries, Inc.	39,347
185	National Western Life Group, Inc. Class A	56,270
523	Navigators Group, Inc.	28,399
55	Neenah Paper, Inc.	4,108
36	NETGEAR, Inc.*	1,784
851	NeuStar, Inc. Class A*	28,211
54	Northwest Natural Gas Co.	3,191
175	NuVasive, Inc.*	13,069
772	Oil States International, Inc.*	25,592
444	Oritani Financial Corp.(1)	7,548
1,523	Owens & Minor, Inc.	52,696
514	PharMerica Corp.*	12,028
4,541	Photronics, Inc.*	48,589
4,818	Pier 1 Imports, Inc.(1)	34,497
135	Plexus Corp.*	7,803
2,708	Quality Systems, Inc.*	41,270
673	REX American Resources Corp.*	60,900
954	RMR Group, Inc. REIT	47,223
3,860	RPX Corp.*	46,320
60	Safety Insurance Group, Inc.	4,206
513	Sanderson Farms, Inc.	53,270
1,490	Sanmina Corp.*	60,494
119	Scholastic Corp.	5,066
1,014	Schweitzer-Mauduit International, Inc.	42,000
4,870	Sciclone Pharmaceuticals, Inc.*	47,726
747	Select Comfort Corp.*	18,518
754	Select Income REIT(1)	19,446
447	Select Medical Holdings Corp.*(1)	5,967
866	Selective Insurance Group, Inc.	40,832
1,687	Shoe Carnival, Inc.(1)	41,450
751	SpartanNash Co.	26,277
1,991	Steelcase, Inc. Class A	33,349
731	Stepan Co.	57,610
51	Sturm Ruger & Co., Inc.(1)	2,731
1,380	Summit Hotel Properties, Inc. REIT	22,052
1,240	Sunstone Hotel Investors, Inc. REIT	19,009
291	Supernus Pharmaceuticals, Inc.*	9,108
1,584	Sykes Enterprises, Inc.*	46,570
652	Tech Data Corp.*(1)	61,223
628	TeleTech Holdings, Inc.	18,589
1,081	TriCo Bancshares	38,408
259	Trinseo S.A.	17,379

The accompanying notes are an integral part of these financial statements.

30

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	United States - 40.3% - (continued)
4,947	TrustCo Bank Corp.	$38,834
49	TTM Technologies, Inc.*	790
213	U.S. Physical Therapy, Inc.	13,909
27	UniFirst Corp.	3,819
694	United Fire Group, Inc.	29,682
1,261	United States Cellular Corp.*	47,073
455	Universal Corp.	32,191
8	Usana Health Sciences, Inc.*(1)	461
257	Viad Corp.	11,616
318	Vishay Intertechnology, Inc.(1)	5,231
1,583	Vonage Holdings Corp.*	10,005
507	Wabash National Corp.(1)	10,490
576	Walker & Dunlop, Inc.*	24,013
475	Weis Markets, Inc.	28,334

		4,442,777

	Total Common Stocks (cost $9,310,827)	$10,969,463

RIGHTS - 0.0%
	Australia - 0.0%
4,348	Downer EDI Ltd.*	$40

	Total Rights (cost $—)	$40

	Total Long-Term Investments (cost $9,310,827)	$10,969,503

SHORT-TERM INVESTMENTS - 3.5%
	Securities Lending Collateral - 3.5%
381,418	State Street Navigator Securities Lending Government Money Market Portfolio 0.74%(3)	$381,418

	Total Short-Term Investments (cost $381,418)	$381,418

Total Investments (cost $9,692,245)^	103.1%	$11,350,921
Other Assets and Liabilities	(3.1)%	(339,639)

Total Net Assets	100.0%	$11,011,282

The accompanying notes are an integral part of these financial statements.

31

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,877,491
Unrealized Depreciation	(218,815)

Net Unrealized Appreciation	$1,658,676

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $123,099, which represents 1.1% of total net assets.

(3)	Represents the current daily yield at period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

32

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$522,454	$522,454	$—	$—
Belgium	55,225	55,225	—	—
Bermuda	94,778	94,778	—	—
Brazil	201,316	201,316	—	—
Canada	685,628	685,628	—	—
China	1,008,832	1,008,832	—	—
Denmark	77,416	77,416	—	—
France	115,735	115,735	—	—
Georgia	56,768	56,768	—	—
Germany	77,258	77,258	—	—
Hong Kong	186,782	186,782	—	—
Israel	78,855	78,855	—	—
Italy	62,304	62,304	—	—
Japan	1,222,172	1,222,172	—	—
Luxembourg	27,931	27,931	—	—
Netherlands	68,644	68,644	—	—
New Zealand	54,025	54,025	—	—
Norway	26,566	26,566	—	—
Portugal	1,159	1,159	—	—
Puerto Rico	39,410	39,410	—	—
Singapore	94,145	94,145	—	—
South Africa	211,107	211,107	—	—
South Korea	511,457	511,457	—	—
Spain	55,802	55,802	—	—
Sweden	43,634	43,634	—	—
Switzerland	94,822	94,822	—	—
Taiwan	360,104	360,104	—	—
Thailand	55,227	55,227	—	—
United Kingdom	437,130	437,130	—	—
United States	4,442,777	4,442,777	—	—
Rights	40	40	—	—
Short-Term Investments	381,418	381,418	—	—

Total	$11,350,921	$11,350,921	$—	$—

(1)	For the six-month period ended March 31, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

33

Hartford Multifactor REIT ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Diversified REITs - 9.5%
6,662	Armada Hoffler Properties, Inc. REIT	$92,535
4,228	Empire State Realty Trust, Inc. Class A, REIT	87,266
8,316	Lexington Realty Trust REIT	82,993
3,544	Select Income REIT	91,400
1,218	WP Carey, Inc. REIT	75,784

		429,978

	Health Care REITs - 10.0%
5,885	CareTrust, Inc. REIT	98,986
1,909	LTC Properties, Inc. REIT	91,441
5,988	Medical Properties Trust, Inc. REIT	77,185
1,216	National Health Investors, Inc. REIT	88,318
3,412	Sabra Healthcare, Inc. REIT	95,297

		451,227

	Hotel & Resort REITs - 8.1%
10,545	Ashford Hospitality Trust, Inc. REIT	67,172
914	MGM Growth Properties LLC Class A	24,724
1,441	Ryman Hospitality Properties, Inc. REIT	89,097
6,036	Summit Hotel Properties, Inc. REIT	96,455
5,287	Xenia Hotels & Resorts, Inc. REIT	90,249

		367,697

	Industrial REITs - 6.2%
3,590	Duke Realty Corp. REIT	94,309
1,252	EastGroup Properties, Inc. REIT	92,060
3,422	First Industrial Realty Trust, Inc. REIT	91,128

		277,497

	Office REITs - 9.6%
4,017	City Office, Inc. REIT	48,806
1,127	Corporate Office Properties Trust REIT	37,304
10,807	Cousins Properties, Inc. REIT	89,374
1,755	Highwoods Properties, Inc. REIT	86,223
1,201	Kilroy Realty Corp. REIT	86,568
3,187	Mack-Cali Realty Corp. REIT	85,858

		434,133

	Residential REITs - 13.1%
1,978	Apartment Investment & Management Co. Class A, REIT	87,725
1,087	Camden Property Trust REIT	87,460
1,166	Equity LifeStyle Properties, Inc. REIT	89,852
10,046	Independence Realty Trust, Inc. REIT	94,131
904	Mid-America Apartment Communities, Inc. REIT	91,973
3,864	NexPoint Residential Trust, Inc. REIT	93,354
3,072	UMH Properties, Inc. REIT	46,725

		591,220

	Retail REITs - 26.5%
1,855	Agree Realty Corp. REIT	88,966
213	Alexander’s, Inc. REIT	91,986
3,949	Brixmor Property Group, Inc. REIT	84,746
9,225	CBL & Associates Properties, Inc. REIT	88,006
657	Federal Realty Investment Trust REIT	87,709
3,518	Getty Realty Corp. REIT	88,900
5,897	Ramco-Gershenson Properties Trust REIT	82,676
1,035	Saul Centers, Inc. REIT	63,777
1,989	Seritage Growth Properties REIT	85,825
500	Simon Property Group, Inc. REIT	86,015
2,722	Tanger Factory Outlet Centers, Inc. REIT	89,200
1,324	Taubman Centers, Inc. REIT	87,410
3,322	Urban Edge Properties REIT	87,369

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Retail REITs - 26.5% - (continued)
7,243	Washington Prime Group, Inc. REIT	$62,942
659	Weingarten Realty Investors REIT	22,004

		1,197,531

	Specialized REITs - 16.4%
1,032	Coresite Realty Corp. REIT	92,932
3,386	CubeSmart REIT	87,901
1,823	CyrusOne, Inc. REIT	93,830
852	Digital Realty Trust, Inc. REIT	90,644
1,805	DuPont Fabros Technology, Inc. REIT	89,510
2,886	Gaming and Leisure Properties, Inc. REIT	96,450
2,515	National Storage Affiliates Trust REIT	60,108
407	Public Storage REIT	89,096
818	QTS Realty Trust, Inc. Class A, REIT	39,878

		740,349

	Total Common Stocks (cost $4,389,408)	$4,489,632

	Total Long-Term Investments (cost $4,389,408)	$4,489,632

Total Investments (cost $4,389,408)^	99.4%	$4,489,632
Other Assets and Liabilities	0.6%	25,217

Total Net Assets	100.0%	$4,514,849

The accompanying notes are an integral part of these financial statements.

34

Hartford Multifactor REIT ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$183,860
Unrealized Depreciation	(83,636)

Net Unrealized Appreciation	$100,224

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

35

Hartford Multifactor REIT ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Real Estate	$4,489,632	$4,489,632	$—	$—

Total	$4,489,632	$4,489,632	$—	$—

(1)	For the six-month period ended March 31, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

36

Hartford Multifactor US Equity ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 2.0%
611	Delphi Automotive plc	$49,180
5,374	Ford Motor Co.	62,553
5,503	General Motors Co.	194,586
2,169	Tenneco, Inc.	135,389
303	Thor Industries, Inc.(1)	29,127

		470,835

	Banks - 6.9%
4,985	Bank of America Corp.	117,596
1,709	BB&T Corp.(1)	76,392
1,517	Citigroup, Inc.	90,747
1,455	Citizens Financial Group, Inc.	50,270
1,072	Cullen/Frost Bankers, Inc.	95,376
290	East West Bancorp, Inc.	14,967
13,861	Federal Home Loan Mortgage Corp.*	34,375
4,596	Fifth Third Bancorp	116,738
150	First Citizens BancShares, Inc. Class A	50,305
13,383	FNMA*(1)	34,796
3,029	JP Morgan Chase & Co.	266,067
1,038	KeyCorp	18,456
233	M&T Bank Corp.(1)	36,052
1,974	MGIC Investment Corp.*	19,997
900	PNC Financial Services Group, Inc.	108,216
2,390	Popular, Inc.	97,345
8,632	Regions Financial Corp.	125,423
2,022	SunTrust Banks, Inc.	111,817
267	U.S. Bancorp	13,751
2,426	Wells Fargo & Co.	135,031
986	Zions Bancorp	41,412

		1,655,129

	Capital Goods - 5.3%
409	3M Co.	78,254
520	Boeing Co.(1)	91,967
464	Caterpillar, Inc.(1)	43,041
1,301	Cummins, Inc.	196,711
102	Deere & Co.(1)	11,104
1,660	Eaton Corp. plc	123,089
375	General Dynamics Corp.	70,200
521	HD Supply Holdings, Inc.*	21,426
259	Honeywell International, Inc.	32,341
54	Huntington Ingalls Industries, Inc.	10,813
507	Illinois Tool Works, Inc.	67,162
1,145	Ingersoll-Rand plc	93,111
41	Lockheed Martin Corp.	10,972
356	MSC Industrial Direct Co., Inc. Class A	36,583
244	Northrop Grumman Corp.	58,033
655	PACCAR, Inc.	44,016
133	Parker-Hannifin Corp.	21,323
161	Raytheon Co.	24,552
133	Rockwell Automation, Inc.	20,709
724	Spirit Aerosystems Holdings, Inc. Class A	41,934
419	Stanley Black & Decker, Inc.	55,673
390	United Rentals, Inc.*	48,769
339	United Technologies Corp.	38,039
155	WW Grainger, Inc.(1)	36,078

		1,275,900

	Commercial & Professional Services - 0.9%
396	Deluxe Corp.	28,579
686	ManpowerGroup, Inc.	70,363
131	Republic Services, Inc.(1)	8,228

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Commercial & Professional Services - 0.9% - (continued)
1,122	Robert Half International, Inc.	$54,787
717	Waste Management, Inc.	52,284

		214,241

	Consumer Durables & Apparel - 1.3%
3,100	Michael Kors Holdings Ltd.*(1)	118,141
633	NIKE, Inc. Class B(1)	35,277
428	Ralph Lauren Corp.(1)	34,934
1,934	Skechers USA, Inc. Class A*	53,088
979	Tupperware Brands Corp.(1)	61,403
331	VF Corp.(1)	18,195

		321,038

	Consumer Services - 0.7%
387	Carnival Corp.	22,798
108	Cracker Barrel Old Country Store, Inc.(1)	17,199
526	Hilton Worldwide Holdings, Inc.(1)	30,750
233	McDonald’s Corp.	30,199
877	Yum! Brands, Inc.	56,040

		156,986

	Diversified Financials - 2.5%
491	American Express Co.	38,843
982	Ameriprise Financial, Inc.	127,346
660	Berkshire Hathaway, Inc. Class B*	110,009
58	BlackRock, Inc.	22,244
818	Capital One Financial Corp.	70,888
207	Charles Schwab Corp.	8,448
149	CME Group, Inc.	17,701
1,202	Discover Financial Services	82,205
241	E*TRADE Financial Corp.*	8,408
1,310	Morgan Stanley	56,120
1,435	Synchrony Financial	49,220

		591,432

	Energy - 6.8%
1,302	Chevron Corp.	139,796
2,232	Continental Resources, Inc.*(1)	101,377
1,582	Exxon Mobil Corp.	129,740
429	Halliburton Co.	21,111
1,194	Helmerich & Payne, Inc.(1)	79,485
440	HollyFrontier Corp.	12,470
5,446	Marathon Petroleum Corp.	275,241
2,550	Phillips 66	202,011
926	Targa Resources Corp.(1)	55,467
1,423	Tesoro Corp.	115,348
4,554	Valero Energy Corp.	301,885
3,877	Western Refining, Inc.	135,966
336	Williams Cos., Inc.	9,942
1,342	World Fuel Services Corp.	48,648

		1,628,487

	Food & Staples Retailing - 3.1%
244	Casey’s General Stores, Inc.(1)	27,389
281	Costco Wholesale Corp.	47,121
606	CVS Health Corp.	47,571
5,145	Kroger Co.	151,726
1,448	Rite Aid Corp.*	6,154
2,654	Sysco Corp.	137,796
668	US Foods Holding Corp.*	18,691
2,742	Wal-Mart Stores, Inc.	197,643
703	Walgreens Boots Alliance, Inc.	58,384

The accompanying notes are an integral part of these financial statements.

37

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Food & Staples Retailing - 3.1% - (continued)
1,810	Whole Foods Market, Inc.(1)	$53,793

		746,268

	Food, Beverage & Tobacco - 2.9%
596	Altria Group, Inc.	42,566
2,817	Archer-Daniels-Midland Co.(1)	129,695
306	Bunge Ltd.	24,254
477	Campbell Soup Co.(1)	27,303
980	Flowers Foods, Inc.	19,022
259	General Mills, Inc.	15,284
520	Hershey Co.	56,810
51	Ingredion, Inc.	6,142
113	Kellogg Co.	8,205
455	PepsiCo, Inc.	50,896
493	Philip Morris International, Inc.(1)	55,660
6,178	Pilgrim’s Pride Corp.(1)	139,036
255	Reynolds American, Inc.	16,070
13	Seaboard Corp.	54,203
978	Tyson Foods, Inc. Class A	60,352

		705,498

	Health Care Equipment & Services - 10.4%
684	Abbott Laboratories	30,376
1,406	Aetna, Inc.	179,335
1,323	Anthem, Inc.	218,798
1,950	Baxter International, Inc.	101,127
57	Becton Dickinson and Co.	10,456
823	Boston Scientific Corp.*	20,468
1,764	Cardinal Health, Inc.(1)	143,854
790	Centene Corp.*	56,295
168	Cerner Corp.*	9,887
218	Cigna Corp.	31,935
199	CR Bard, Inc.	49,459
1,363	DaVita, Inc.*	92,643
246	Edwards Lifesciences Corp.*	23,141
2,392	Express Scripts Holding Co.*	157,657
2,569	HCA Holdings, Inc.*	228,615
55	HealthSouth Corp.(1)	2,355
272	Henry Schein, Inc.*(1)	46,232
926	Humana, Inc.	190,886
96	IDEXX Laboratories, Inc.*(1)	14,843
119	Laboratory Corp. of America Holdings*	17,073
386	McKesson Corp.	57,228
1,725	Molina Healthcare, Inc.*	78,660
258	Patterson Cos., Inc.(1)	11,669
1,116	Quest Diagnostics, Inc.	109,580
704	Stryker Corp.(1)	92,682
1,309	UnitedHealth Group, Inc.	214,689
821	Varian Medical Systems, Inc.*(1)	74,818
1,674	WellCare Health Plans, Inc.*	234,712

		2,499,473

	Household & Personal Products - 0.9%
1,101	Estee Lauder Cos., Inc. Class A(1)	93,354
1,065	Herbalife Ltd.*(1)	61,919
370	Kimberly-Clark Corp.	48,703
48	Procter & Gamble Co.	4,313

		208,289

	Insurance - 8.0%
2,058	Aflac, Inc.	149,040
92	Alleghany Corp.*	56,549

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Insurance - 8.0% - (continued)
353	Allied World Assurance Co. Holdings AG	$18,744
1,173	Allstate Corp.	95,588
1,097	American Financial Group, Inc.	104,676
235	American International Group, Inc.	14,671
832	Assurant, Inc.	79,597
766	Assured Guaranty Ltd.	28,426
293	Chubb Ltd.	39,921
1,492	CNA Financial Corp.(1)	65,902
1,986	CNO Financial Group, Inc.	40,713
252	First American Financial Corp.(1)	9,899
574	Hanover Insurance Group, Inc.	51,694
1,771	Lincoln National Corp.	115,912
4,944	MetLife, Inc.	261,142
1,752	Old Republic International Corp.	35,881
2,448	Principal Financial Group, Inc.	154,493
1,273	Progressive Corp.	49,876
2,451	Prudential Financial, Inc.	261,473
674	Reinsurance Group of America, Inc.	85,585
1,155	Travelers Cos., Inc.	139,224
1,518	Unum Group	71,179

		1,930,185

	Materials - 5.5%
113	Air Products & Chemicals, Inc.	15,288
520	Avery Dennison Corp.	41,912
225	Bemis Co., Inc.(1)	10,993
649	Chemours Co.	24,986
3,154	Dow Chemical Co.	200,405
723	E.I. DuPont de Nemours & Co.	58,079
177	Eastman Chemical Co.	14,302
4,119	Huntsman Corp.	101,080
2,578	International Paper Co.	130,911
2,567	LyondellBasell Industries N.V. Class A	234,085
273	Monsanto Co.	30,904
1,223	Nucor Corp.	73,038
830	Packaging Corp. of America	76,045
380	PPG Industries, Inc.	39,930
1,486	Reliance Steel & Aluminum Co.	118,910
162	RPM International, Inc.	8,915
444	Scotts Miracle-Gro Co. Class A	41,465
108	Sherwin-Williams Co.	33,500
1,139	Sonoco Products Co.(1)	60,276
144	WestRock Co.	7,492

		1,322,516

	Media - 0.2%
100	CBS Corp. Class B	6,936
1,021	Comcast Corp. Class A	38,379
65	Omnicom Group, Inc.(1)	5,604

		50,919

	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
1,567	AbbVie, Inc.	102,106
603	Amgen, Inc.	98,934
205	Bio-Rad Laboratories, Inc. Class A*	40,865
341	Biogen, Inc.*	93,236
662	Bristol-Myers Squibb Co.	35,999
781	Eli Lilly & Co.	65,690
1,624	Gilead Sciences, Inc.	110,302
1,423	Johnson & Johnson	177,235
2,465	Merck & Co., Inc.	156,626
1,339	PAREXEL International Corp.*	84,504

The accompanying notes are an integral part of these financial statements.

38

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.1% - (continued)
3,008	Pfizer, Inc.	$102,904
313	Quintiles IMS Holdings, Inc.*(1)	25,206
825	United Therapeutics Corp.*(1)	111,688
691	Zoetis, Inc.	36,879

		1,242,174

	Real Estate - 3.0%
4,290	CBRE Group, Inc. Class A, REIT*	149,249
4,035	CoreCivic, Inc.	126,780
144	Crown Castle International Corp.	13,601
978	Equity Residential REIT	60,851
729	Hospitality Properties Trust REIT	22,985
2,072	Host Hotels & Resorts, Inc. REIT	38,664
191	Howard Hughes Corp.*	22,395
898	Lamar Advertising Co. Class A, REIT	67,117
3,382	LaSalle Hotel Properties REIT	97,909
689	Prologis, Inc.(1)	35,745
1,282	Rayonier, Inc. REIT	36,332
149	Ventas, Inc. REIT(1)	9,691
382	Welltower, Inc.	27,053
482	Weyerhaeuser Co. REIT	16,378

		724,750

	Retailing - 6.4%
80	AutoZone, Inc.*	57,844
771	Bed Bath & Beyond, Inc.(1)	30,424
5,116	Best Buy Co., Inc.(1)	251,451
384	Burlington Stores, Inc.*	37,359
937	Dick’s Sporting Goods, Inc.(1)	45,594
987	Dollar General Corp.	68,824
352	Foot Locker, Inc.	26,333
3,570	Gap, Inc.(1)	86,715
180	Genuine Parts Co.	16,634
480	Home Depot, Inc.	70,478
2,845	Kohl’s Corp.(1)	113,260
1,788	L Brands, Inc.(1)	84,215
929	Lowe’s Cos., Inc.	76,373
1,878	Macy’s, Inc.(1)	55,664
163	Netflix, Inc.*	24,093
1,314	Nordstrom, Inc.(1)	61,193
55	O’Reilly Automotive, Inc.*(1)	14,841
986	Penske Automotive Group, Inc.	46,155
890	Ross Stores, Inc.	58,624
2,520	Target Corp.(1)	139,079
1,149	TJX Cos., Inc.	90,863
3,062	Urban Outfitters, Inc.*(1)	72,753
396	Williams-Sonoma, Inc.(1)	21,234

		1,550,003

	Semiconductors & Semiconductor Equipment - 5.0%
986	Analog Devices, Inc.	80,803
4,001	Applied Materials, Inc.	155,639
1,704	First Solar, Inc.*(1)	46,178
6,209	Intel Corp.	223,959
776	Lam Research Corp.(1)	99,607
5,868	Micron Technology, Inc.*(1)	169,585
1,089	NVIDIA Corp.(1)	118,625
313	ON Semiconductor Corp.*	4,848
2,836	QUALCOMM, Inc.	162,616
1,821	Texas Instruments, Inc.	146,700

		1,208,560

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 4.9%
25	Alphabet, Inc. Class A*	$21,195
126	Automatic Data Processing, Inc.	12,901
1,426	Booz Allen Hamilton Holding Corp.	50,466
714	CA, Inc.(1)	22,648
958	Cognizant Technology Solutions Corp. Class A*	57,020
608	Computer Sciences Corp.	41,958
1,965	eBay, Inc.*	65,965
1,217	Electronic Arts, Inc.*	108,946
14	Fiserv, Inc.*	1,614
1,240	IBM Corp.	215,934
357	Intuit, Inc.	41,408
583	Leidos Holdings, Inc.	29,815
961	Microsoft Corp.	63,292
1,254	Oracle Corp.	55,941
966	Paychex, Inc.	56,897
272	Science Applications International Corp.	20,237
2,817	VMware, Inc. Class A*(1)	259,558
3,123	Western Union Co.(1)	63,553

		1,189,348

	Technology Hardware & Equipment - 9.4%
103	Amphenol Corp. Class A	7,331
1,305	Apple, Inc.	187,476
1,939	Arrow Electronics, Inc.*	142,342
7,790	Brocade Communications Systems, Inc.	97,219
757	CDW Corp. of Delaware	43,687
5,478	Cisco Systems, Inc.	185,156
3,549	Corning, Inc.	95,823
213	F5 Networks, Inc.*	30,367
8,135	Flex Ltd.*	136,668
10,173	Hewlett Packard Enterprise Co.	241,100
16,894	HP, Inc.	302,065
2,792	Jabil Circuit, Inc.	80,745
1,495	Juniper Networks, Inc.	41,606
4,349	Keysight Technologies, Inc.*	157,173
924	NCR Corp.*	42,208
2,800	NetApp, Inc.(1)	117,180
2,153	Seagate Technology plc(1)	98,887
133	SYNNEX Corp.	14,888
1,226	TE Connectivity Ltd.	91,398
216	Ubiquiti Networks, Inc.*	10,856
1,618	Western Digital Corp.	133,534
2,282	Xerox Corp.	16,750

		2,274,459

	Telecommunication Services - 2.1%
3,499	AT&T, Inc.	145,383
601	CenturyLink, Inc.(1)	14,166
311	Level 3 Communications, Inc.*	17,795
12,850	Sprint Corp.*(1)	111,538
1,561	T-Mobile USA, Inc.*(1)	100,825
2,564	Verizon Communications, Inc.	124,995

		514,702

	Transportation - 4.0%
86	Alaska Air Group, Inc.	7,931
1,477	American Airlines Group, Inc.(1)	62,477
179	CH Robinson Worldwide, Inc.(1)	13,835
749	CSX Corp.	34,866
2,399	Delta Air Lines, Inc.	110,258
248	FedEx Corp.	48,397
2,689	JetBlue Airways Corp.*(1)	55,420

The accompanying notes are an integral part of these financial statements.

39

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Transportation - 4.0% - (continued)
179	Norfolk Southern Corp.	$20,043
313	Ryder System, Inc.	23,613
2,909	Southwest Airlines Co.	156,388
1,475	Spirit Airlines, Inc.*	78,278
3,604	United Continental Holdings, Inc.*	254,587
984	United Parcel Service, Inc. Class B	105,583

		971,676

	Utilities - 2.6%
557	American Electric Power Co., Inc.	37,391
856	Consolidated Edison, Inc.(1)	66,477
581	DTE Energy Co.	59,326
859	Edison International	68,385
2,499	Exelon Corp.	89,914
613	MDU Resources Group, Inc.	16,778
111	NextEra Energy, Inc.(1)	14,249
554	PG&E Corp.	36,764
1,403	PPL Corp.	52,458
2,381	Public Service Enterprise Group, Inc.	105,597
596	Southern Co.(1)	29,669
1,278	Xcel Energy, Inc.	56,807

		633,815

	Total Common Stocks (cost $21,552,202)	$24,086,683

	Total Long-Term Investments (cost $21,552,202)	$24,086,683

SHORT-TERM INVESTMENTS - 1.0%
	Securities Lending Collateral - 1.0%
251,236	State Street Navigator Securities Lending Government Money Market Portfolio 0.74%(2)	$251,236

	Total Short-Term Investments (cost $251,236)	$251,236

Total Investments (cost $21,803,438)^	100.9%	$24,337,919
Other Assets and Liabilities	(0.9)%	(216,135)

Total Net Assets	100.0%	$24,121,784

The accompanying notes are an integral part of these financial statements.

40

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,033,855
Unrealized Depreciation	(499,374)

Net Unrealized Appreciation	$2,534,481

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 for securities lending information.

(2)	Represents the current daily yield at period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

41

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$470,835	$470,835	$—	$—
Banks	1,655,129	1,655,129	—	—
Capital Goods	1,275,900	1,275,900	—	—
Commercial & Professional Services	214,241	214,241	—	—
Consumer Durables & Apparel	321,038	321,038	—	—
Consumer Services	156,986	156,986	—	—
Diversified Financials	591,432	591,432	—	—
Energy	1,628,487	1,628,487	—	—
Food & Staples Retailing	746,268	746,268	—	—
Food, Beverage & Tobacco	705,498	705,498	—	—
Health Care Equipment & Services	2,499,473	2,499,473	—	—
Household & Personal Products	208,289	208,289	—	—
Insurance	1,930,185	1,930,185	—	—
Materials	1,322,516	1,322,516	—	—
Media	50,919	50,919	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,242,174	1,242,174	—	—
Real Estate	724,750	724,750	—	—
Retailing	1,550,003	1,550,003	—	—
Semiconductors & Semiconductor Equipment	1,208,560	1,208,560	—	—
Software & Services	1,189,348	1,189,348	—	—
Technology Hardware & Equipment	2,274,459	2,274,459	—	—
Telecommunication Services	514,702	514,702	—	—
Transportation	971,676	971,676	—	—
Utilities	633,815	633,815	—	—
Short-Term Investments	251,236	251,236	—	—

Total	$24,337,919	$24,337,919	$—	$—

(1)	For the six-month period ended March 31, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

42

[This page is intentionally left blank]

Multifactor ETFs

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Global Small Cap ETF
Assets:
Investments in securities, at market value(1)	$58,777,851	$36,619,089	$11,350,921
Cash	493	—	9,331
Foreign currency	57,770	206,586	16,179
Receivables:
Fund shares sold	—	2,274,480	—
Dividends and interest	247,527	98,353	36,055
Securities lending income	2,908	270	552

Total assets	59,086,549	39,198,778	11,413,038

Liabilities:
Bank overdraft	—	705,162	—
Upon return of securities loaned	709,076	780,775	381,418
Payables:
Investment securities purchased	—	1,762,923	15,229
Investment management fees	18,066	15,907	5,109

Total liabilities	727,142	3,264,767	401,756

Net assets	$58,359,407	$35,934,011	$11,011,282

Summary of Net Assets:
Paid-in-capital	$56,872,705	$37,338,348	$9,879,308
Undistributed (distributions in excess of) net investment income	195,748	118,164	33,062
Accumulated net realized gain (loss)	(2,875,716)	(3,622,970)	(560,313)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	4,166,670	2,100,469	1,659,225

Net assets	$58,359,407	$35,934,011	$11,011,282

Net asset value per share	$25.37	$22.46	$27.53

Shares issued and outstanding	2,300,000	1,600,000	400,000

Cost of investments	$54,610,052	$34,520,991	$9,692,245
Cost of foreign currency	$57,894	$207,108	$16,235

(1) Includes investment in securities on loan, at value	$6,188,464	$1,072,191	$1,448,234

The accompanying notes are an integral part of these financial statements.

44

Multifactor ETFs

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	Hartford Multifactor REIT ETF	Hartford Multifactor US Equity ETF
Assets:
Investments in securities, at market value(1)	$4,489,632	$24,337,919
Cash	442	13,117
Receivables:
Dividends and interest	26,507	27,291
Securities lending income	—	454

Total assets	4,516,581	24,378,781

Liabilities:
Upon return of securities loaned	—	251,236
Payables:
Investment management fees	1,732	5,761

Total liabilities	1,732	256,997

Net assets	$4,514,849	$24,121,784

Summary of Net Assets:
Paid-in-capital	$4,446,607	$21,456,418
Undistributed (distributions in excess of) net investment income	21,294	9,497
Accumulated net realized gain (loss)	(53,276)	121,388
Unrealized appreciation (depreciation) of investments	100,224	2,534,481

Net assets	$4,514,849	$24,121,784

Net asset value per share	$15.05	$26.80

Shares issued and outstanding	300,000	900,000

Cost of investments	$4,389,408	$21,803,438

(1) Includes Investment in securities on loan, at value	$—	$3,117,822

The accompanying notes are an integral part of these financial statements.

45

Multifactor ETFs

Statements of Operations

For the Six-Month Period Ended March 31, 2017 (Unaudited)

	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Global Small Cap ETF
Investment Income:
Dividends	$541,107	$255,083	$123,593
Interest	—	2	—
Securities lending	10,838	658	2,759
Less: Foreign tax withheld	(48,568)	(35,690)	(9,814)

Total investment income, net	503,377	220,053	116,538

Expenses:
Investment management fees	85,855	81,913	30,031
Trustees expenses	9,686	7,567	5,162

Total expenses (before waivers)	95,541	89,480	35,193

Trustees expenses waiver	(9,686)	(7,567)	(5,162)

Total waivers	(9,686)	(7,567)	(5,162)

Total expenses, net	85,855	81,913	30,031

Net Investment Income (Loss)	417,522	138,140	86,507

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(414,771)	79,414	105,279
Net realized gain (loss) on other foreign currency transactions	(8,479)	(3,703)	(3,480)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(423,250)	75,711	101,799

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	2,551,789	1,392,972	775,002
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(981)	3,213	487

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	2,550,808	1,396,185	775,489

Net Gain (Loss) on Investments and Foreign Currency Transactions	2,127,558	1,471,896	877,288

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,545,080	$1,610,036	$963,795

The accompanying notes are an integral part of these financial statements.

46

Multifactor ETFs

Statements of Operations

For the Six-Month Period Ended March 31, 2017 (Unaudited)

	Hartford Multifactor REIT ETF(1)		Hartford Multifactor US Equity ETF
Investment Income:
Dividends	$120,702		$299,495
Securities lending	—		3,727
Less: Foreign tax withheld	—		(74)

Total investment income, net	120,702		303,148

Expenses:
Investment management fees	9,607		42,596
Trustees expenses	3,278		8,717

Total expenses (before waivers)	12,885		51,313

Trustees expenses waiver	(3,278)		(8,717)

Total waivers and fees paid indirectly	(3,278)		(8,717)

Total expenses, net	9,607		42,596

Net Investment Income (Loss)	111,095		260,552

Net Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(48,220	)(2)	1,819,334 (2)

Net Realized Gain (Loss) on Investments	(48,220)		1,819,334

Net Changes in Unrealized Appreciation (Depreciation) of Investments:
Net unrealized appreciation (depreciation) of investments	100,224		742,696

Net Changes in Unrealized Appreciation (Depreciation) of Investments	100,224		742,696

Net Gain (Loss) on Investments	52,004		2,562,030

Net Increase (Decrease) in Net Assets Resulting from Operations	$163,099		$2,822,582

(1)	Commenced operations on October 4, 2016.
(2)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 9 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

47

Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Emerging Markets ETF
	For the Six-Month Period Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six-Month Period Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Operations:
Net investment income (loss)	$417,522	$841,354	$138,140	$433,114
Net realized gain (loss) on investments and foreign currency transactions	(423,250)	(966,314)	75,711	(2,533,326)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	2,550,808	2,982,859	1,396,185	4,787,720

Net Increase (Decrease) in Net Assets Resulting from Operations	2,545,080	2,857,899	1,610,036	2,687,508

Distributions to Shareholders:
From net investment income	(540,042)	(766,330)	(220,038)	(424,201)

Total distributions	(540,042)	(766,330)	(220,038)	(424,201)

Fund Share Transactions:
Sold	21,914,659	7,252,803	10,757,617	10,265,662
Redeemed	—	(2,310,851)	—	(8,427,369)

Net increase from Fund share transactions	21,914,659	4,941,952	10,757,617	1,838,293

Net Increase (Decrease) in Net Assets	23,919,697	7,033,521	12,147,615	4,101,600

Net Assets:
Beginning of period	34,439,710	27,406,189	23,786,396	19,684,796

End of period	$58,359,407	$34,439,710	$35,934,011	$23,786,396

Undistributed (distributions in excess of) net investment income	$195,748	$318,268	$118,164	$200,062

The accompanying notes are an integral part of these financial statements.

48

Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor Global Small Cap ETF		Hartford Multifactor REIT ETF
	For the Six-Month Period Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Period Ended March 31, 2017(1) (Unaudited)
Operations:
Net investment income (loss)	$86,507	$196,846	$111,095
Net realized gain (loss) on investments and foreign currency transactions	101,799	(309,208)	(48,220)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	775,489	1,253,330	100,224

Net Increase (Decrease) in Net Assets Resulting from Operations	963,795	1,140,968	163,099

Distributions to Shareholders:
From net investment income	(137,120)	(177,194)	(89,801)
From net realized gain on investments	—	—	(5,056)

Total distributions	(137,120)	(177,194)	(94,857)

Fund Share Transactions:
Sold	—	2,414,035	5,928,331 (2)
Redeemed	—	—	(1,481,724)

Net increase from Fund share transactions	—	2,414,035	4,446,607

Net Increase (Decrease) in Net Assets	826,675	3,377,809	4,514,849

Net Assets:
Beginning of period	10,184,607	6,806,798	—

End of period	$11,011,282	$10,184,607	$4,514,849

Undistributed (distributions in excess of) net investment income	$33,062	$83,675	$21,294

(1)	Commenced operations on October 4, 2016.
(2)	On October 4, 2016, the Hartford Multifactor REIT ETF purchased 200,000 shares for a total of $2,934,050 to act as initial seed capital for the Trust.

The accompanying notes are an integral part of these financial statements.

49

Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor US Equity ETF
	For the Six-Month Period Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Operations:
Net investment income (loss)	$260,552	$529,691
Net realized gain (loss) on investments	1,819,334	(1,206,311)
Net changes in unrealized appreciation (depreciation) of investments	742,696	3,136,653

Net Increase (Decrease) in Net Assets Resulting from Operations	2,822,582	2,460,033

Distributions to Shareholders:
From net investment income	(260,197)	(520,459)

Total distributions	(260,197)	(520,459)

Fund Share Transactions:
Sold	2,703,391	12,720,535
Redeemed	(9,254,707)	(9,449,506)

Net increase (decrease) from Fund share transactions	(6,551,316)	3,271,029

Net Increase (Decrease) in Net Assets	(3,988,931)	5,210,603

Net Assets:
Beginning of period	28,110,715	22,900,112

End of period	$24,121,784	$28,110,715

Undistributed (distributions in excess of) net investment income	$9,497	$9,142

The accompanying notes are an integral part of these financial statements.

50

Multifactor ETFs

Financial Highlights

— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Market Price Return	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Six-Month Period Ended March 31, 2017 (Unaudited)
$ 24.60	$0.26	$0.90	$1.16	$(0.39)	$—	$(0.39)	$25.37	4.83	%(5)	4.72%	$58,359	0.49	%(6)	0.44	%(6)	2.13	%(6)	25%

For the Year Ended September 30, 2016
$ 22.84	$0.70	$1.70	$2.40	$(0.64)	$—	$(0.64)	$24.60	10.62%		10.61%	$34,440	0.58%		0.50%		2.97%		54%

For the Period Ended September 30, 2015(7)
$ 25.00	$0.55	$(2.35)	$(1.80)	$(0.36)	$—	$(0.36)	$22.84	(7.36)%		(6.84)%	$27,406	0.50	%(6)	0.50	%(6)	3.75	%(6)	42%

Hartford Multifactor Emerging Markets ETF
For the Six-Month Period Ended March 31, 2017 (Unaudited)
$ 21.62	$0.11	$0.91	$1.02	$(0.18)	$—	$(0.18)	$22.46	4.79	%(5)	3.94%	$35,934	0.67	%(6)	0.62	%(6)	1.04	%(6)	22%

For the Year Ended September 30, 2016
$ 19.68	$0.45	$1.91	$2.36	$(0.42)	$—	$(0.42)	$21.62	12.20%		14.08%	$23,786	0.76%		0.65%		2.22%		49%

For the Period Ended September 30, 2015(7)
$ 25.00	$0.44	$(5.55)	$(5.11)	$(0.21)	$—	$(0.21)	$19.68	(20.59)%		(20.59)%	$19,685	0.65	%(6)	0.65	%(6)	3.23	%(6)	17%

Hartford Multifactor Global Small Cap ETF
For the Six-Month Period Ended March 31, 2017 (Unaudited)
$ 25.46	$0.22	$2.19	$2.41	$(0.34)	$—	$(0.34)	$27.53	9.56	%(5)	9.32%	$11,011	0.67	%(6)	0.57	%(6)	1.66	%(6)	21%

For the Year Ended September 30, 2016
$ 22.69	$0.60	$2.76	$3.36	$(0.59)	$—	$(0.59)	$25.46	15.05%		14.92%	$10,185	0.83%		0.60%		2.54%		62%

For the Period Ended September 30, 2015(8)
$ 25.00	$0.44	$(2.54)	$(2.10)	$(0.21)	$—	$(0.21)	$22.69	(8.50)%		(7.89)%	$6,807	0.60	%(6)	0.60	%(6)	3.44	%(6)	44%

Hartford Multifactor REIT ETF
For the Period Ended March 31, 2017 (Unaudited)(9)
$ 14.61	$0.38	$0.24	$0.62	$(0.16)	$(0.02)	$(0.18)	$15.05	3.93	%(5)	3.93%	$4,515	0.60	%(6)	0.45	%(6)	5.20	%(6)	21%

Hartford Multifactor US Equity ETF
For the Six-Month Period Ended March 31, 2017 (Unaudited)
$ 24.44	$0.25	$2.25	$2.50	$(0.14)	$—	$(0.14)	$26.80	10.77	%(5)	10.72%	$24,122	0.39	%(6)	0.32	%(6)	1.96	%(6)	19%

For the Year Ended September 30, 2016
$ 22.90	$0.52	$1.53	$2.05	$(0.51)	$—	$(0.51)	$24.44	9.01%		9.15%	$28,111	0.44%		0.35%		2.22%		51%

For the Period Ended September 30, 2015(7)
$ 25.00	$0.26	$(2.11)	$(1.85)	$(0.25)	$—	$(0.25)	$22.90	(7.46	)%(5)	(7.54)%	$22,900	0.35	%(6)	0.35	%(6)	1.82	%(6)	38%

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.
(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 25, 2015.
(8)	Commenced operations on March 23, 2015.
(9)	Commenced operations on October 4, 2016.

The accompanying notes are an integral part of these financial statements.

51

Multifactor ETFs

Notes to Financial Statements

March 31, 2017 (Unaudited)

1.	Organization:

Lattice Strategies Trust (the “Trust”) is an open-end registered management investment company comprised of seven series as of March 31, 2017. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Lattice Strategies Trust:

Hartford Multifactor Developed Markets (ex-US) ETF (Formerly Lattice Developed Markets (ex-US) Strategy ETF) (the “Multifactor Developed Markets (ex-US) ETF”)

Hartford Multifactor Emerging Markets ETF (Formerly Lattice Emerging Markets Strategy ETF) (the “Multifactor Emerging Markets ETF”)

Hartford Multifactor Global Small Cap ETF (Formerly Lattice Global Small Cap Strategy ETF) (the “Multifactor Global Small Cap ETF”)

Hartford Multifactor REIT ETF (Formerly Lattice Real Estate Strategy ETF) (the “Multifactor REIT ETF”)

Hartford Multifactor US Equity ETF (Formerly Lattice US Equity Strategy ETF) (the “Multifactor US Equity ETF”)

Hartford Multifactor Low Volatility International Equity ETF and Hartford Multifactor Low Volatility US Equity ETF had not commenced operations as of March 31, 2017 and no financial statements are currently available for those Funds.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly traded securities. Each Fund is designed to track an index. Shares of the Funds are or will be listed and traded on NYSE Arca, Inc. (“NYSE ARCA”). Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund at net asset value (“NAV”) only by certain large institutional investors (“Authorized Participants”) who have entered into agreements with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), the Funds’ Distributor.

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering shares (“Shares”) of the Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund, except Multifactor REIT ETF, is a diversified open-end management investment company. Multifactor REIT ETF is a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Multifactor REIT ETF commenced operations on October 4, 2016.

On July 25, 2016, Shareholders of the Funds approved an amended Declaration of Trust of the Trust (the “Amended Declaration of Trust”), which: (a) removed the limitation on reclassifying or changing outstanding shares; (b) expanded the mandatory redemption provisions; and (c) adjusted procedural matters regarding shareholder disputes. The Amended Declaration of Trust, as it appeared in the proxy statement filed with the SEC via EDGAR on June 27, 2016, be, and hereby is, incorporated by reference into this shareholder report.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each Fund’s shares is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

52

Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2017 (Unaudited)

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Pricing and Investment Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Pricing and Investment Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the OTC market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the NYSE Close on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs re observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

53

Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2017 (Unaudited)

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of the Trust generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. The amount of foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

54

Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2017 (Unaudited)

f)	Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income, if any, annually, but may vary significantly from period to period and realized gains, if any, at least once a year. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Board. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of March 31, 2017.

4.	Principal Risks:

A Fund’s investment undertakings expose it to various types of risk associated with financial instruments and the markets. The significant types of risks each Fund is exposed to include market and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

Market Risk

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. When a Fund invests substantially all of its assets in a single market sector it assumes the risk that economic and political conditions affecting the market sector may have a significant impact on the Fund’s performance. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

55

Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2017 (Unaudited)

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

Credit Risk

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

5.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At September 30, 2016 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Multifactor Developed Markets (ex-US) ETF	$1,978,358	$460,500
Multifactor Emerging Markets ETF	3,089,147	472,367
Multifactor Global Small Cap ETF	541,751	99,934
Multifactor US Equity ETF	1,164,513	485,241

6.	Expenses:

a)

Investment Management Agreement – Lattice Strategies LLC (“Lattice” or “Adviser”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Trust. Lattice is a wholly-owned subsidiary of Hartford Funds Management Company,

56

Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2017 (Unaudited)

LLC (“HFMC”), which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Capital Management Corporation (“Mellon Capital”) under a sub-advisory agreement and Mellon Capital performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon Capital.

The schedule below reflects the rates of compensation paid to Lattice for investment management services rendered as of March 31, 2017; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Multifactor Developed Markets (ex-US) ETF	0.39%
Multifactor Emerging Markets ETF	0.59%
Multifactor Global Small Cap ETF	0.55%
Multifactor REIT ETF	0.45%
Multifactor US Equity ETF	0.29%

Prior to January 1, 2017, the Funds paid the following rates to Lattice for investment management services rendered:

Fund	Management Fee Rates
Multifactor Developed Markets (ex-US) ETF	0.50%
Multifactor Emerging Markets ETF	0.65%
Multifactor Global Small Cap ETF	0.60%
Multifactor REIT ETF	0.45%
Multifactor US Equity ETF	0.35%

From time to time, the Adviser may waive all or a portion of its fee. Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fee payable to the Adviser hereunder. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

b)	Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25 percent of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. Effective December 12, 2014, the Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

For the period ended March 31, 2017, the Funds did not pay any Rule 12b-1 fees.

On December 8, 2016, the Board of the Trust approved an Amendment to the Advisory Agreement that resulted in the Advisor being contractually obligated to pay for the expenses that were previously reimbursed pursuant to the Expense Reimbursement Agreement. This Amendment was effective January 1, 2017. As a result of the Amendment, the Expense Reimbursement Agreement was no longer necessary and was terminated by the Board effective January 1, 2017.

7.	Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1⁄3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities

57

Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2017 (Unaudited)

on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income for federal income tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (‘‘State Street’’) has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. The Fund’s securities lending income that appears on the Statements of Operations is net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

At March 31, 2017, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral(1)
Multifactor Developed Markets (ex-US) ETF	$6,188,464	$738,729	$5,792,561
Multifactor Emerging Markets ETF	1,072,191	853,497	342,368
Multifactor Global Small Cap ETF	1,448,234	385,542	1,121,326
Multifactor US Equity ETF	3,117,822	254,548	2,937,002

(1)	Amount consists of domestic and foreign equity securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017. Multifactor REIT ETF had no securities on loan as of March 31, 2017.

58

Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2017 (Unaudited)

Multifactor Developed Markets (ex-US) ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$709,076	$—	$—	$—	$709,076

Total Borrowings	$709,076	$—	$—	$—	$709,076

Gross amount of recognized liabilities for securities lending transactions					$709,076

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Emerging Markets ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$780,775	$—	$—	$—	$780,775

Total Borrowings	$780,775	$—	$—	$—	$780,775

Gross amount of recognized liabilities for securities lending transactions					$780,775

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Global Small Cap ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$381,418	$—	$—	$—	$381,418

Total Borrowings	$381,418	$—	$—	$—	$381,418

Gross amount of recognized liabilities for securities lending transactions					$381,418

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$251,236	$—	$—	$—	$251,236

Total Borrowings	$251,236	$—	$—	$—	$251,236

Gross amount of recognized liabilities for securities lending transactions					$251,236

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

59

Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2017 (Unaudited)

8.	Administrator, Custodian and Transfer Agent:

State Street Bank serves as Administrator for the Trust pursuant to an administration agreement (‘‘Administration Agreement’’) dated December 12, 2014. Under the Administration Agreement, State Street Bank is responsible for certain administrative services associated with the day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement dated December 12, 2014. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street also serves as Transfer Agent of each Fund pursuant to a transfer agency agreement dated December 12, 2014. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

9.	Investment Transactions:

For the six-month period ended March 31, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases	Sales Proceeds
Multifactor Developed Markets (ex-US) ETF	$31,879,487	$10,232,975
Multifactor Emerging Markets ETF	9,913,163	5,926,053
Multifactor Global Small Cap ETF	2,151,784	2,194,971
Multifactor REIT ETF	953,347	1,754,997
Multifactor US Equity ETF	7,836,912	14,381,849

For the six-month period ended March 31, 2017 in-kind transactions, which are not included in the table above, associated with Creation Units were:

Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Multifactor Developed Markets (ex-US) ETF	$21,775,492	$—	$—
Multifactor Emerging Markets ETF	6,653,863	—	—
Multifactor REIT ETF	5,925,096	701,789	58,582
Multifactor US Equity ETF	2,877,615	9,481,912	1,885,877

10.	Share Transactions:

Each Fund will issue and redeem Shares at NAV only with certain authorized participants in large increments known as “Creation Units”. Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Purchase or redemption of Creation Units is only available to an Authorized Participant through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units.

60

Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2017 (Unaudited)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

Fund	Creation Unit Shares	Creation Fee	Value at March 31, 2017	Redemption Fee
Multifactor Developed Markets (ex-US) ETF	100,000	$4,000	$2,537,000	$4,000
Multifactor Emerging Markets ETF	100,000	2,500	2,246,000	2,500
Multifactor Global Small Cap ETF	100,000	3,000	2,753,000	3,000
Multifactor REIT ETF	100,000	500	1,505,000	500
Multifactor US Equity ETF	50,000	1,000	1,340,000	1,000

Shares are listed on the NYSE Arca and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than NAV upon sale of shares.

As an ETF, individual Fund Shares may only be purchased and sold on the NYSE Arca through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, and Multifactor REIT ETF will only issue or redeem Creation Units (100,000 shares) to Authorized Participants who have entered into agreements with the Fund’s distributor. Multifactor US Equity ETF will only issue or redeem Creation Units (50,000 shares) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Funds generally will issue or redeem Creation Units in return for a designated Fund of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The NYSE Arca will disseminate, every fifteen seconds during the regular trading day, an indicative optimized fund value (“IOPV”) relating to the Funds. The IOPV calculations are estimates of the value of the Funds’ net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The following information is for the six-month period ended March 31, 2017, and the year ended September 30, 2016:

Multifactor Developed Markets (ex-US) ETF
	For the Six-Month Period Ended March 31, 2017		For the Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	900,000	$21,914,659	300,000	$7,252,803
Shares Redeemed	—	—	(100,000)	(2,310,851)

Net Increase (Decrease)	900,000	21,914,659	200,000	4,941,952

61

Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2017 (Unaudited)

Multifactor Emerging Markets ETF
	For the Six-Month Period Ended March 31, 2017		For the Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	500,000	$10,757,617	500,000	$10,265,662
Shares Redeemed	—	—	(400,000)	(8,427,369)

Net Increase (Decrease)	500,000	10,757,617	100,000	1,838,293

Multifactor Global Small Cap ETF
	For the Six-Month Period Ended March 31, 2017		For the Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	100,000	$2,414,035

Net Increase (Decrease)	—	—	100,000	2,414,035

Multifactor REIT ETF
	For the Period Ended March 31, 2017(1)
	Shares	Amount
Shares Sold	400,000	$5,928,331
Shares Redeemed	(100,000)	(1,481,724)

Net Increase (Decrease)	300,000	4,446,607

(1)	Commenced operations on October 24, 2016.

Multifactor US Equity ETF
	For the Six-Month Period Ended March 31, 2017		For the Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	100,000	$2,703,391	550,000	$12,720,535
Shares Redeemed	(350,000)	(9,254,707)	(400,000)	(9,449,506)

Net Increase (Decrease)	(250,000)	(6,551,316)	150,000	3,271,029

11.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to

62

Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2017 (Unaudited)

rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016 and a decision is expected in 2017. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. Plaintiffs have appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

12.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

63

Multifactor ETFs

General Information (Unaudited)

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

64

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Customer Privacy Notice

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus (if available), which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Lattice Strategies LLC (Lattice), a wholly owned subsidiary of Hartford Funds Management Company, LLC (HFMC), serves as the investment adviser to strategic beta exchange-traded funds (ETFs). The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Lattice or HFMC.

ETFSAR-MLT17    05/17    201269    LAT000652    Printed in U.S.A.

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11.  Controls and Procedures.

(a)  Within 90 days of the filing date of this Form N-CSR, Darek Wojnar, the registrant’s President and Principal Executive Officer, and Albert Lee, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Mr. Wojnar and Mr. Lee determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)   Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)    Not applicable

(b)  A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lattice Strategies Trust

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer

Date:	June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer

Date:	June 5, 2017

By:	/s/ Albert Lee
Albert Lee
Treasurer and Principal Financial Officer

Date:	June 5, 2017